   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 1997

                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 41       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 43              /X/



                            ------------------------

                              SEI TAX EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                  DAVID G. LEE

                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)


                                   COPIES TO:


     Richard W. Grant, Esquire            John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     2000 One Logan Square                1800 M Street, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20036

                            ------------------------



      Title of Securities Being Registered...Units of Beneficial Interest


                            ------------------------

  It is proposed that the filing will become effective (check appropriate box)


   / /     Immediately upon filing pursuant to paragraph (b), or
   /X/     On December 31, 1997, pursuant to paragraph (b), or
   / /     60 days after filing pursuant to paragraph (a), or
   / /     On [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SEI TAX EXEMPT TRUST
                        POST-EFFECTIVE AMENDMENT NO. 41
                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--ALL FUNDS (EXCEPT TAX FREE PORTFOLIO CLASS D SHARES)

Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Trust; Investment Objective and Policies;
                                                                  General Investment Policies; Investment
                                                                  Limitations; General Information--The Trust
Item 5.      Management of the Fund...........................  The Manager and Shareholder Servicing Agent; The
                                                                  Adviser; General Information--Trustees of the
                                                                  Trust; General Information--Custodian and Wire
                                                                  Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  Taxes; General Information--Voting Rights;
                                                                  General Information--Shareholder Inquiries;
                                                                  General Information-- Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART A--TAX FREE PORTFOLIO CLASS D SHARES

Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Trust; Investment Objective and Policies;
                                                                  General Investment Policies; Risk Factors;
                                                                  Investment Limitations; General
                                                                  Information--The Trust
Item 5.      Management of the Fund...........................  The Manager and Shareholder Servicing Agent; The
                                                                  Adviser; General Information--Trustees of the
                                                                  Trust; General Information--Custodian and Wire
                                                                  Agent
Item 5A.     Management's Discussion of Fund Performance......                         **

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 6.      Capital Stock and Other Securities...............  Taxes; General Information--Voting Rights,
                                                                  General Information--Shareholder Inquiries;
                                                                  General Information-- Dividends
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--ALL FUNDS

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................                          *
Item 13.     Investment Objectives and Policies...............  The Trust; Description of Permitted Investments;
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  The Manager and Shareholder Servicing Agent;
                                                                  Trustees and Officers of the Trust
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Trust
Item 16.     Investment Advisory and Other Services...........  The Manager and Shareholder Servicing Agent; The
                                                                  Advisers; Experts
Item 17.     Brokerage Allocation and Other Practices.........  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Determination of Net Asset Value; Purchase and
                                                                  Redemption of Shares
Item 20.     Tax Status.......................................  Taxes
Item 21.     Underwriters.....................................  Distribution
Item 22.     Calculation of Performance Data..................  Calculation of Yield and Total Return
Item 23.     Financial Statements.............................  Financial Statements

                                     PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------

 * Not Applicable


** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders


                                      (ii)

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

INSTITUTIONAL TAX FREE PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class C shares of the Institutional Tax Free Portfolio (the "Portfolio"), a money market portfolio.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS C
--------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                             .29%
12b-1 Fees                                                                  None
Total Other Expenses                                                        .54%
  Shareholder Servicing Fees                                            .25%
--------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (2)                            .83%
--------------------------------------------------------------------------------

(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ADVISORY FEES FOR THE PORTFOLIO WOULD BE .40%.

(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES OF THE PORTFOLIO WOULD BE .94%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."

EXAMPLE
--------------------------------------------------------------------------------

                                                                                  1 YR.      3 YRS.     5 YRS.    10 YRS.
                                                                                 --------   --------   --------   --------
An investor in Class C shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class C                                                                         $  8       $ 26       $ 46      $ 103
--------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS C SHARES. THE PORTFOLIO ALSO OFFERS CLASS A AND CLASS B SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A AND CLASS B SHARES BEAR DIFFERENT SHAREHOLDER SERVICING COSTS. A PERSON WHO PURCHASES SHARES THROUGH AN ACCOUNT WITH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.



FOR A CLASS C SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                           NET
                                                                                                         REALIZED
                                                                                                           AND
                                                                                                        UNREALIZED
                                               INVESTMENT                                                  GAIN
                                               ACTIVITIES                 DISTRIBUTIONS                 (LOSS) ON
                                  NET ASSET    -----------   ----------------------------------------   INVESTMENTS  NET ASSET
                                    VALUE,         NET           NET         NET                           AND         VALUE,
                                  BEGINNING    INVESTMENT    INVESTMENT    REALIZED        TOTAL         CAPITAL       END OF
                                  OF PERIOD      INCOME        INCOME        GAIN      DISTRIBUTIONS    TRANSACTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------------
------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
------------------------------
Class C

FOR THE YEARS ENDED AUGUST 31,
  1997                             $  1.00      $ 0.029       $   (0.029)  $     --       $(0.029)       $    --       $  1.00
  1996(1)                             1.00        0.029           (0.029)        --        (0.029)            --          1.00

                                                                                                 RATIO OF
                                                                         RATIO OF                   NET
                                                                         EXPENSES                INVESTMENT
                                                                            TO       RATIO OF    INCOME TO
                                                             RATIO OF     AVERAGE       NET       AVERAGE
                                                    NET      EXPENSES       NET      INVESTMENT     NET
                                                  ASSETS,       TO        ASSETS     INCOME TO    ASSETS
                                                  END OF      AVERAGE    (EXCLUDING   AVERAGE    (EXCLUDING
                                     TOTAL        PERIOD        NET         FEE         NET         FEE
                                     RETURN        (000)      ASSETS     WAIVERS)     ASSETS     WAIVERS)
--------------------------------  ------------------------------------------------------------------------
------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
------------------------------
Class C
FOR THE YEARS ENDED AUGUST 31,
  1997                                  2.93%    $9,382        0.83%       0.95%       2.85%       2.73%
  1996(1)                               2.92%+   19,208        0.83%*      0.96%*      2.89%*      2.76%*


  *  ANNUALIZED
  +  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class C shares of the Trust's Institutional Tax Free Portfolio (the "Portfolio"). As of September 30, 1997, the aggregate net assets of all classes of the Institutional Tax Free Portfolio was $992,670,088. Investors may also purchase Class A and Class B shares of the Portfolio. Each class provides for variations in shareholder servicing expenses, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.

                           The Portfolio invests in U.S. dollar denominated
                     municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio to invest at least 80% of its net assets in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers, and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."


                           The Adviser will not invest more than 25% of
                     Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (E.G., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (E.G., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.



                           The Portfolio may purchase securities on a
                     "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. While the Portfolio generally intends to be fully invested in federally tax-exempt securities, the Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.


                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:


                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.


                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses to not more than .83% of the average daily net assets of Class C shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended

                     August 31, 1997, the Portfolio paid management fees, after waivers, of .25% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., serves as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.



                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.



                           For its services, the Adviser is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1997 the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolio has adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.

                           Under the Class C shareholder service plan, the
                     Distributor is entitled to receive shareholder service fees at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class C shares will pay the Distributor administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .25%). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders and processing divided payments.



                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed.

                           The Trust reserves the right to reject a purchase
                     order when the Transfer Agent determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time, on each Business Day.



                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption will be effective on the next Business Day.



                           If a shareholder's aggregate balance is less than $45
                     million as a result of redemption or transfer, for a period of seven consecutive days, the Trust reserves the right to redeem that shareholder's shares in the Portfolio for their current net asset value. Before the Trust redeems such shares, the shareholder will be given notice that the value of its shares is less than the minimum amount, and will be allowed sixty days to make an additional investment in an amount that will increase the value of the account to at least $50 million.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                           The performance of Class A shares will normally be
                     higher than that of Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pay its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager. SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS

                     The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. Currently, capital gains, if any, are distributed at the end of the calendar year.


                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                           The dividends on Class A shares of the Portfolio are
                     normally higher than those on Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     5
Investment Limitations....................................................     6
The Manager...............................................................     6
The Adviser...............................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................    10
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

TAX FREE PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Tax Free Portfolio (the "Portfolio"), a money market portfolio.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS A
--------------------------------------------------------------------------------

Management/Advisory Fees                                                  .40%
12b-1 Fees                                                                None
Total Other Expenses                                                      .05%
  Shareholder Servicing Fees (AFTER FEE WAIVER) (1)                  .01%
--------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)                           .45%
--------------------------------------------------------------------------


(1) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS SHAREHOLDER SERVICING FEE, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES FOR THE PORTFOLIO WOULD BE .25%.


(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR CLASS A SHARES OF THE PORTFOLIO WOULD BE .69%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."

EXAMPLE
--------------------------------------------------------------------------------

                                                                                  1 YR.      3 YRS.     5 YRS.    10 YRS.
                                                                                 --------   --------   --------   --------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at
  the end of each time period:                                                     $   5      $  14      $  25      $  57
--------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS A SHARES. THE PORTFOLIO ALSO OFFERS CLASS D SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS D SHARES BEAR DIFFERENT DISTRIBUTION AND TRANSFER AGENT COSTS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION REGARDING THESE DIFFERENCES MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       NET REALIZED
                                                                                                            AND
                                    NET      INVESTMENT                                                 UNREALIZED
                                   ASSET     ACTIVITIES                 DISTRIBUTIONS                   GAIN (LOSS)
                                   VALUE,    ---------   -------------------------------------------        ON
                                  BEGINNING     NET            NET             NET                      INVESTMENTS
                                     OF      INVESTMENT     INVESTMENT      REALIZED       TOTAL        AND CAPITAL
                                   PERIOD     INCOME          INCOME          GAIN      DISTRIBUTIONS  TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                   TAX FREE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
CLASS A

FOR THE YEARS ENDED AUGUST 31,
  1997                            $ 1.00     $0.033          $(0.033)       $      --   $ (0.033)          $    --
  1996                              1.00      0.033           (0.033)              --     (0.033)               --
  1995                              1.00      0.034           (0.034)              --     (0.034)               --
  1994                              1.00      0.022           (0.022)              --     (0.022)               --
  1993                              1.00      0.023           (0.023)              --     (0.023)               --
  1992                              1.00      0.033           (0.033)              --     (0.033)               --
  1991                              1.00      0.047           (0.047)              --     (0.047)               --
  1990(1)                           1.00      0.032           (0.032)              --     (0.032)               --

FOR THE YEARS ENDED JANUARY 31,
  1990                            $ 1.00     $0.059          $(0.059)       $      --   $ (0.059)          $    --
  1989                              1.00      0.049           (0.049)              --     (0.049)               --
  1988                              1.00      0.042           (0.042)              --     (0.042)               --

                                                                                                             RATIO OF
                                                                                                 RATIO OF       NET
                                                                                     RATIO OF       NET      INVESTMENT
                                                                                     EXPENSES    INVESTMENT  INCOME TO
                                                                         RATIO OF       TO       INCOME TO    AVERAGE
                                                                NET      EXPENSES     AVERAGE     AVERAGE       NET
                                 NET ASSET                    ASSETS,       TO          NET         NET       ASSETS
                                   VALUE,                     END OF      AVERAGE     ASSETS      ASSETS     (EXCLUDING
                                   END OF         TOTAL       PERIOD        NET      (EXCLUDING  (EXCLUDING     FEE
                                   PERIOD        RETURN*       (000)      ASSETS     WAIVERS)    WAIVERS)    WAIVERS)
----------------------------------------------------------------------------------------------------------------------
--------------------------------               -----------------------------------------------------------------------
                                               TAX FREE PORTFOLIO
--------------------------------               -----------------------------------------------------------------------
CLASS A
FOR THE YEARS ENDED AUGUST 31,
  1997                              $  1.00         3.31%    $431,016      0.45%       0.69%       3.26%       3.02%
  1996                                 1.00         3.35%    339,906       0.45%       0.50%       3.30%       3.25%
  1995                                 1.00         3.48%    377,152       0.45%       0.51%       3.43%       3.37%
  1994                                 1.00         2.20%    358,299       0.45%       0.53%       2.17%       2.09%
  1993                                 1.00         2.29%    414,975       0.45%       0.53%       2.24%       2.16%
  1992                                 1.00         3.32%    293,982       0.45%       0.55%       3.30%       3.20%
  1991                                 1.00         4.81%    343,300       0.37%       0.55%       4.70%       4.52%
  1990(1)                              1.00         3.20%+   356,814       0.45%*      0.56%*      5.46%*      5.35%*
FOR THE YEARS ENDED JANUARY 31,
  1990                              $  1.00         5.97%    $464,389      0.54%       0.59%       5.90%       5.85%
  1989                                 1.00         4.98%    790,629       0.46%       0.58%       4.90%       4.78%
  1988                                 1.00         4.34%    938,484       0.53%       0.54%       4.20%       4.19%


  * ANNUALIZED
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A shares of the Trust's Tax Free Portfolio (the "Portfolio"). Investors may also purchase Class D shares of the Portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.

                           The Portfolio invests in U.S. dollar denominated
                     municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). At least 80% of the Portfolio's net assets will be invested in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Portfolio. Under normal conditions, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."


                           The Adviser will not invest more than 25% of
                     Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (E.G., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (E.G., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.



                           The Portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. While the Portfolio generally intends to be fully invested in federally tax-exempt securities, the Portfolio may invest up to 20% of its net assets in taxable money market instruments and securities the interest on which is a preference item for purposes of the alternative minimum tax. The Portfolio will not invest more than 10% of its net assets in illiquid securities.


                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses of the Class A shares of the Portfolio to not more than .45% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .36% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C. acts as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI Investments, and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.



                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.



                           For its services, the Adviser is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1997, the Portfolio paid advisory fees, after waivers, of .04% of its relative daily net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust. The Portfolio has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act.



                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Distributor is entitled to receive a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.



                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time, on each Business Day.

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield", "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                           The performance of Class A shares will normally be
                     higher than that of the Class D shares of the Portfolio because of the additional distribution and transfer agent expenses charged to Class D shares.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange or redemption of the Portfolio's
                     shares is a taxable transaction for the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager. SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS

                     The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. Currently, capital gains, if any, are distributed at the end of the calendar year.


                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                           The dividends on Class A shares of the Portfolio are
                     normally higher than those on Class D shares because of the additional distribution and transfer agent expenses charged to Class D shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     5
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    11
Description of Permitted Investments and Risk Factors.....................    13

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A, Class B and Class C shares of the Trust's California Tax Exempt Portfolio, a money market portfolio (the "Portfolio").

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. IN ADDITION, THE PORTFOLIO MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND INVESTING IN THE PORTFOLIO MAY BE RISKIER THAN INVESTING IN OTHER TYPES OF MONEY MARKET FUNDS.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------


                                                                             CLASS A      CLASS B     CLASS C
                                                                           ------------  ----------  ----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                    .23%        .23%        .23%
12b-1 Fees                                                                         None        None        None
Total Other Expenses                                                               .05%        .35%        .55%
  Shareholder Servicing Fees (AFTER FEE WAIVER)                             .00%(2)        .25%        .25%
---------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                                   .28%        .58%        .78%
---------------------------------------------------------------------------------------------------------------


(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEES FOR THE PORTFOLIO. THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVERS, MANAGEMENT/ADVISORY FEES FOR THE PORTFOLIO WOULD BE .27%.


(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE FOR THE CLASS A SHARES, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANYTIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES WOULD BE .25% FOR CLASS A SHARES OF THE PORTFOLIO.



(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES OF THE CLASS A, B AND C SHARES OF THE PORTFOLIO WOULD BE .57%, .62% AND .82%, RESPECTIVELY. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."


EXAMPLE
--------------------------------------------------------------------------------

                                                                                  1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                               -----------  -----------  -----------  -----------
An investor in a Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class A                                                                     $       3    $       9    $      16    $      36
    Class B                                                                     $       6    $      19    $      32    $      73
    Class C                                                                     $       8    $      25    $      43    $      97
---------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS A, CLASS B AND CLASS C SHARES. THE PORTFOLIO ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT FOR DIFFERENT DISTRIBUTION AND SHAREHOLDER SERVICING EXPENSES. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997 was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of August 31, 1997, the Class C shares of the California Tax Exempt Portfolio had not commenced operations.



FOR A CLASS A AND CLASS B SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                  NET REALIZED
                                                                                                       AND
                                            INVESTMENT                                             UNREALIZED
                                            ACTIVITIES               DISTRIBUTIONS                 GAIN (LOSS)
                                NET ASSET   ----------   --------------------------------------        ON         NET ASSET
                                  VALUE        NET           NET           NET                     INVESTMENTS    VALUE END
                                BEGINNING   INVESTMENT   INVESTMENT     REALIZED       TOTAL       AND CAPITAL       OF
                                OF PERIOD     INCOME       INCOME         GAIN       DISTRIBUTIONS TRANSACTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                 CALIFORNIA TAX EXEMPT PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
  Class A

  FOR THE YEARS ENDED AUGUST 31,
  1997                           $ 1.00       $0.033       $  (0.033)    $   --        $(0.033)      $   --        $ 1.00
  1996                             1.00        0.034          (0.034)        --        (0.034)           --          1.00
  1995                             1.00        0.033          (0.033)        --        (0.033)           --          1.00
  1994                             1.00        0.023          (0.023)        --        (0.023)           --          1.00
  1993                             1.00        0.024          (0.024)        --        (0.024)           --          1.00
  1992                             1.00        0.034          (0.034)        --        (0.034)           --          1.00
  1991                             1.00        0.047          (0.047)        --        (0.047)           --          1.00
  1990(1)                          1.00        0.016          (0.016)        --        (0.016)           --          1.00

  Class B

  FOR THE YEARS ENDED AUGUST 31,
  1995(2)                        $ 1.00       $0.027       $  (0.027)    $   --        $(0.027)      $   --        $ 1.00
  1994(3)                          1.00        0.013          (0.013)        --        (0.013)           --          1.00

                                                                                                  RATIO OF
                                                                                                    NET
                                                                        RATIO OF                 INVESTMENT
                                                                        EXPENSES     RATIO OF    INCOME TO
                                                                       TO AVERAGE      NET        AVERAGE
                                                           RATIO OF    NET ASSETS   INVESTMENT   NET ASSETS
                                            NET ASSETS     EXPENSES    (EXCLUDING   INCOME TO    (EXCLUDING
                                 TOTAL        END OF      TO AVERAGE      FEE        AVERAGE        FEE
                                 RETURN    PERIOD (000)   NET ASSETS    WAIVERS)    NET ASSETS    WAIVERS)
------------------------------  ---------------------------------------------------------------------------
------------------------------  ---------------------------------------------------------------------------
                                CALIFORNIA TAX EXEMPT PORTFOLIO
------------------------------  ---------------------------------------------------------------------------
  Class A
  FOR THE YEARS ENDED AUGUST 3
  1997                             3.30%     $   51,314      0.28%        0.57%        3.26%        2.97%
  1996                             3.41%         44,729      0.28%        0.36%        3.33%        3.25%
  1995                             3.49%         30,921      0.28%        0.42%        3.43%        3.29%
  1994                             2.32%         32,015      0.27%        0.38%        2.28%        2.17%
  1993                             2.41%        540,285      0.28%        0.37%        2.37%        2.28%
  1992                             3.44%        445,936      0.28%        0.38%        3.34%        3.24%
  1991                             4.92%        376,653      0.28%        0.40%        4.74%        4.62%
  1990(1)                          1.81%+       275,095      0.28%*       0.51%*       5.27%*       5.04%*
  Class B
  FOR THE YEARS ENDED AUGUST 3
  1995(2)                          2.65%+    $        0      0.58%*       0.69%*       3.16%*       3.05%*
  1994(3)                          2.07%*         3,257      0.51%*       0.81%*       2.05%*       1.75%*



  * ANNUALIZED.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE CALIFORNIA TAX EXEMPT PORTFOLIO-CLASS A COMMENCED OPERATIONS ON MAY 14, 1990.
 (2) THE CALIFORNIA TAX EXEMPT PORTFOLIO-CLASS B CLOSED ON JULY 12, 1995.
 (3) THE CALIFORNIA TAX EXEMPT PORTFOLIO-CLASS B COMMENCED OPERATIONS ON JANUARY 5, 1994.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A, Class B and Class C shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"). As of September 30, 1997, the aggregate net assets of all classes of the California Tax Exempt Portfolio was $429,919,818. Investors may also purchase CNI Class shares of the Portfolio. Each class provides for variation in distribution, shareholder servicing and/or transfer agent costs, voting rights, and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Portfolio will achieve its investment objective.


                           It is a fundamental policy of the Portfolio to
                     invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax (collectively, "Municipal Securities"), and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions or municipal authorities and municipal obligations issued by territories or possessions of the United States. The Portfolio may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser" or "WPG"), determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.



                           The Adviser will not invest more than 25% of the
                     Portfolio's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (E.G., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (E.G., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.


                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are of comparable quality as determined by the Adviser. See "General Investment Policies."


                           The portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in illiquid securities.


                           For a description of the Portfolio's permitted
                     investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
CALIFORNIA RISK FACTORS

                     THE PORTFOLIO'S CONCENTRATION IN INVESTMENTS IN MUNICIPAL SECURITIES OF A SINGLE STATE INVOLVES GREATER RISKS THAN MONEY MARKET FUNDS THAT ARE DIVERSIFIED ACROSS ISSUERS LOCATED IN A NUMBER OF STATES. Certain additional risks are inherent in the Portfolio's concentrated investments in California municipal securities. These risks result primarily from (1) amendments to the California Constitution and other statutes that limit the taxing and spending authority of California government entities, and
                     (2) a variety of California laws and regulations that may affect, directly or indirectly, the issuer of California municipal securities.


                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on fair market value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .23% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of Class A, Class B and Class C shares of the Portfolio to not more than .28%, .58% and .78% as a percentage of the Portfolio's average daily net assets attributable to Class A, Class B and Class C shares, on an annualized basis, respectively. The Manager reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .19% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., serves as the Portfolio's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the investment programs of the Portfolio. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.



                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.


                           For its services to the Portfolio, the Adviser is
                     entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust advised by the Adviser up to $500 million, .04% of such assets from $500 million to 1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1997, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolio has adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. As discussed below, the Class A, B and C plans differ in a number of ways, including the amounts that may be paid under each plan. The Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party.


                           Under the Class A plan, the Distributor is entitled
                     to receive a fee at an annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Under the Class B and Class C shareholder service plans, the Distributor is entitled to receive shareholder service fees at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative service plans, Class B and Class C shares also pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% and .25%, respectively). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.



                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the classes of each Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services.



                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the calculation of net asset value on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time.


                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the calculation of net asset value on any Business Day in order to be effective on that day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent (or its authorized agent) of an effective redemption order.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives.


                           The performance of Class A shares of the Portfolio
                     will normally be higher than that of Class B, Class C or CNI Class shares because of the additional distribution and/or administrative services expenses charged to Class B, Class C and CNI Class shares.

TAXES
  ______________________________________________________________________________

                     The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF EACH
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares. The Portfolio will report annually to its shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder. CALIFORNIA TAXES
                     The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                           The Portfolio intends to qualify to pay dividends to
                     shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Portfolio will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Portfolio continues to qualify as a regulated investment company. The Portfolio will notify its shareholders of the amount of exempt-interest dividends each year.

                           If the Portfolio qualifies to pay California
                     exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. See the Statement of Additional Information.

                           Corporations subject to California franchise tax that
                     invest in the Portfolio may not be entitled to exclude California exempt-interest dividends from income.

                           Distributions that do not qualify for treatment as
                     California exempt-interest dividends (including those distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Portfolio's earnings and profits.

                           Interest on indebtedness incurred or continued by a
                     shareholder in connection with the purchase of shares of the Portfolio will not be deductible for California personal income tax purposes if the Portfolio distributes California exempt-interest dividends.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the

                     Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager. SEI Fund Management. Oaks, Pennsylvania, 19456.

DIVIDENDS

                     The net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of dividends. The Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. Dividends are paid on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. If any net capital gains are realized by the Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                           The dividends on Class A shares of the Portfolio are
                     normally higher than those on Class B, Class C or CNI Class shares because of the additional distribution and/or administrative services expenses charged to Class B, Class C and CNI Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objectives and Policies........................................     4
General Investment Policies...............................................     5
Risk Factors..............................................................     5
Investment Limitations....................................................     6
The Manager...............................................................     7
The Adviser...............................................................     7
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    10
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    14

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Intermediate-Term Municipal Portfolio (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)      CLASS A
------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                               .55%
12b-1 Fees                                                                    None
Total Other Expenses                                                          .05%
  Shareholder Servicing Fees (AFTER FEE WAIVER) (2)                     .00%
------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                              .60%
------------------------------------------------------------------------------



(1) SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. SIMC RESERVES THE RIGHT TO TERMINATE THIS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.


(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANYTIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES WOULD BE .25%.


(3) ABSENT THESE WAIVERS, TOTAL OPERATING EXPENSES OF THE PORTFOLIO WOULD BE .87%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."


EXAMPLE
--------------------------------------------------------------------------------

                                                                                  1 YR.    3 YRS.    5 YRS.    10 YRS.
                                                                                 -------   -------   -------   -------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at
  the end of each time period:                                                     $  6      $ 19      $ 33      $ 75
----------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET      INVESTMENT                                         NET REALIZED
                                   ASSET     ACTIVITIES             DISTRIBUTIONS              AND UNREALIZED     NET
                                   VALUE,    ---------   -----------------------------------   GAIN (LOSS) ON    ASSET
                                  BEGINNING     NET         NET        NET                      INVESTMENTS      VALUE,
                                     OF      INVESTMENT  INVESTMENT  REALIZED      TOTAL        AND CAPITAL      END OF
                                   PERIOD     INCOME      INCOME      GAIN     DISTRIBUTIONS    TRANSACTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------
--------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
--------------------------------------
Class A

FOR THE YEARS ENDED AUGUST 31,
  1997                            $  10.45   $ 0.48      $ (0.48)    $    --      $(0.48)          $ 0.32       $  10.77
  1996                               10.59     0.49        (0.53)         --       (0.53)           (0.10)         10.45
  1995                               10.36     0.52        (0.52)         --       (0.52)            0.23          10.59
  1994                               10.84     0.49        (0.49)      (0.06)      (0.55)           (0.42)         10.36
  1993                               10.49     0.49        (0.50)      (0.02)      (0.52)            0.38          10.84
  1992                               10.20     0.56        (0.54)      (0.01)      (0.55)            0.28          10.49
  1991                                9.98     0.61        (0.63)         --       (0.63)            0.24          10.20
  1990(2)                            10.01     0.38        (0.37)         --       (0.37)           (0.04)          9.98

FOR THE YEAR ENDED JANUARY 31,
  1990(1)                         $  10.00   $ 0.21      $ (0.16)    $(0.002)     $(0.16)          $(0.04)      $  10.01

                                                                       RATIO OF
                                                                       EXPENSES                RATIO OF NET
                                                                          TO       RATIO OF     INVESTMENT
                                                           RATIO OF     AVERAGE       NET       INCOME TO
                                                           EXPENSES       NET      INVESTMENT    AVERAGE
                                                              TO        ASSETS     INCOME TO    NET ASSETS
                                            NET ASSETS,     AVERAGE    (EXCLUDING   AVERAGE     (EXCLUDING    PORTFOLIO
                                   TOTAL       END OF         NET         FEE         NET          FEE         TURNOVER
                                  RETURN    PERIOD (000)    ASSETS     WAIVERS)     ASSETS       WAIVERS)        RATE
--------------------------------  --------------------------------------------------------------------------------------
--------------------------------
INTERMEDIATE-TERM MUNICIPAL PORT
--------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
  1997                              7.93%     $  259,238     0.60%       0.88%       4.53%          4.25%            16%
  1996                              3.76%        134,563     0.59%       0.66%       4.66%          4.59%            41%
  1995                              7.53%         95,675     0.55%       0.72%       4.96%          4.79%            36%
  1994                              0.65%        127,509     0.53%       0.71%       4.65%          4.47%            58%
  1993                              8.62%        122,649     0.55%       0.69%       4.79%          4.65%            63%
  1992                              8.56%         63,210     0.55%       0.71%       5.56%          5.40%            62%
  1991                              8.82%         36,699     0.55%       0.78%       6.18%          5.95%           112%
  1990(2)                           3.44%+        12,781     0.55%*      0.90%*      6.63%*         6.28%*           63%
FOR THE YEAR ENDED JANUARY 31,
  1990(1)                           1.72%+        $9,106     0.56%*      1.36%*      5.80%*         5.00%*          352%


  * ANNUALIZED
  + RETURN IS FOR PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 5, 1989.
 (2) IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's Intermediate-Term Municipal Portfolio (the "Portfolio"). The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________


                     The Portfolio's investment objective is to seek the highest level of income exempt from federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Portfolio will achieve its investment objective.


                           The Portfolio invests at least 80% of its net assets
                     in municipal securities the interest of which is exempt from federal income taxes (collectively "Municipal Securities"), based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Portfolio. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the advisers have no present intention of doing so, up to 20% of all assets in the Portfolio can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the advisers are not available for purchase.

                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the advisers: (i) municipal bonds rated A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), and the Portfolio may invest up to 10% of its total assets in municipal bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Portfolio which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the advisers, it does not substantially impact the market value of the Portfolio.

                           Not more than 25% of Portfolio assets will be
                     invested in (a) municipal securities whose issuers are located in the same state and, (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.

                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.


                           The Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than three years.


GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     The Portfolio may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements or to purchase securities subject to the federal alternative minimum tax. The Portfolio will not invest more than 15% of its net assets in illiquid securities.


                           The taxable securities in which the Portfolio may
                     invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the

                     Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities and any security guaranteed thereby) if, as a result, more than 5% of the total assets of the Portfolio (based on fair market value at time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its waiver at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .22% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________

SEI INVESTMENTS
MANAGEMENT CORPORATION


                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than $99.9 billion in assets as of September 30, 1997.



                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



                           For these advisory services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1997, the Portfolio paid advisory fees, after waivers, of .33% of its average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.



                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

THE SUB-ADVISER
              __________________________________________________________________
STANDISH, AYER & WOOD,
INC.

                     Standish Ayer & Wood, Inc. ("SAW" or the "Sub-Adviser"), serves as Sub-Adviser to the Portfolio. SAW's principal offices are located at One Financial Center, Boston, Massachusetts 02111. SAW which was founded in 1933, is a Subchapter S Corporation organized under the laws of the Commonwealth of Massachusetts that is completely owned by its 22 directors, all of whom are actively engaged in the management of the corporation. SAW has been providing investment management services to institutions and managing municipal securities since 1934. SAW manages assets for pensions, funds, corporate and public, insurance companies; banks; and individuals. Total assets under management as of September 30, 1997 were $36.7 billion.



                           Raymond J. Kubiak, CFA serves as portfolio manager to
                     the Portfolio. Mr. Kubiak has 16 years experience in public finance and is a Vice President and Director of the Sub-Adviser. He has been with SAW since March, 1988.



                           SIMC pays SAW a fee based on a percentage of average
                     the monthly market value of the assets of the Portfolio managed by SAW.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.



                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Distributor is entitled to receive a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days").


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.



                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) on each Business Day.



                           Information about the market value of each portfolio
                     security may be obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

                     The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.



                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, tax equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. A tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year
                     and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-

                     Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS

                     Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price

                     (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     5
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     7
The Sub-Adviser...........................................................     8
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    10
Taxes.....................................................................    11
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    14

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL PORTFOLIO

PENNSYLVANIA TAX FREE PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Pennsylvania Municipal Portfolio (the "Fixed Income Portfolio"), and Class A, Class B and Class C shares of the Trust's Pennsylvania Tax Free Portfolio (the "Money Market Portfolio") (each a "Portfolio" and, together, the "Portfolios").


AN INVESTMENT IN THE PENNSYLVANIA TAX FREE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. IN ADDITION, THE PENNSYLVANIA TAX FREE PORTFOLIO MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND INVESTING IN THE PORTFOLIO MAY BE RISKIER THAN INVESTING IN OTHER TYPES OF MONEY MARKET FUNDS.


--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------


                                                                          MONEY MARKET
                                                                           PORTFOLIO                     FIXED
                                                            ----------------------------------------     INCOME
                                                              CLASS A       CLASS B       CLASS C      PORTFOLIO
                                                            ------------  ------------  ------------  ------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                  .29%          .29%          .29%          .41%
12b-1 Fees (2)                                                   None          None          None          None
Total Other Expenses                                             .06%          .36%          .56%          .07%
  Shareholder Servicing Fees (AFTER FEE WAIVER)              .00%(2)       .25%          .25%          .00%(2)
------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS AND EXPENSE
 REIMBURSEMENTS) (3)                                             .35%          .65%          .85%          .48%
------------------------------------------------------------------------------------------------------------------


(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND AGREED TO REIMBURSE EXPENSES; THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AND REIMBURSEMENTS AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER AND REIMBURSEMENT, MANAGEMENT/ADVISORY FEES FOR THE MONEY MARKET PORTFOLIO WOULD BE .40% AND FOR THE FIXED INCOME PORTFOLIO WOULD BE .55%.


(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE FOR THE CLASS A SHARES, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES WOULD BE .25% FOR THE CLASS A SHARES OF THE MONEY MARKET PORTFOLIO AND .25% FOR THE FIXED INCOME PORTFOLIO.



(3) ABSENT THESE FEE WAIVERS AND REIMBURSEMENTS, TOTAL OPERATING EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES OF THE MONEY MARKET PORTFOLIO WOULD BE .71%, .76% AND .96%, RESPECTIVELY, AND FOR THE CLASS A SHARES OF THE FIXED INCOME PORTFOLIO WOULD BE .87%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                  1 YR.    3 YRS.    5 YRS.    10 YRS.
                                                                                 -------   -------   -------   -------
An investor in the Portfolios would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Money Market Portfolio
      Class A                                                                      $  4      $ 11      $ 20      $ 44
      Class B                                                                         7        21        36        81
      Class C                                                                         9        27        47       105
    Fixed Income Portfolio                                                            5        15        27        60
----------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE CLASS A, B AND C SHARES OF THE PENNSYLVANIA TAX FREE PORTFOLIO AND THE CLASS A SHARES OF THE PENNSYLVANIA MUNICIPAL PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of August 31, 1997 the Class B and Class C shares of the Pennsylvania Tax Free Portfolio had not commenced operations.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                              NET
                                                                                                            REALIZED
                                                                                                              AND
                                                                                                           UNREALIZED
                                              INVESTMENT                                                      GAIN
                                              ACTIVITIES                  DISTRIBUTIONS                    (LOSS) ON      NET
                                  NET ASSET   ---------   ----------------------------------------------   INVESTMENTS   ASSET
                                   VALUE,        NET                             NET                          AND       VALUE,
                                  BEGINNING   INVESTMENT   NET INVESTMENT     REALIZED         TOTAL        CAPITAL     END OF
                                  OF PERIOD    INCOME          INCOME           GAIN       DISTRIBUTIONS   TRANSACTIONS PERIOD
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
---------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
  1997                             $  10.48   $ 0.53           $     (0.53)     $  (0.19)     $(0.72)      $   0.29     $ 10.58
  1996                                10.66     0.55                 (0.59)           --       (0.59)         (0.14)      10.48
  1995                                10.52     0.55                 (0.55)           --       (0.55)          0.14       10.66
  1994                                10.94     0.53                 (0.53)           --       (0.53)         (0.42)      10.52
  1993                                10.59     0.55                 (0.55)        (0.01)      (0.56)          0.36       10.94
  1992                                10.29     0.57                 (0.57)        (0.01)      (0.58)          0.31       10.59
  1991                                 9.95     0.60                 (0.60)       (0.003)      (0.60)          0.34       10.29
  1990(2)                              9.98     0.34                 (0.34)           --       (0.34)         (0.03)       9.95
FOR THE YEAR ENDED JANUARY 31,
  1990(1)                          $  10.00   $ 0.28           $     (0.23)     $ (0.001)     $(0.23)      $  (0.07)    $  9.98
--------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
--------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
  1997                             $   1.00   $0.033           $    (0.033)     $     --      $(0.033)     $     --     $  1.00
  1996                                 1.00    0.034                (0.034)           --      (0.034)            --        1.00
  1995                                 1.00    0.035                (0.035)           --      (0.035)            --        1.00
  1994(3)                              1.00    0.014                (0.014)           --      (0.014)            --        1.00

                                                                                            RATIO OF
                                                                    RATIO OF                   NET
                                                                    EXPENSES                INVESTMENT
                                                                       TO       RATIO OF    INCOME TO
                                                        RATIO OF     AVERAGE       NET       AVERAGE
                                               NET      EXPENSES       NET      INVESTMENT     NET
                                             ASSETS,       TO        ASSETS     INCOME TO    ASSETS
                                             END OF      AVERAGE    (EXCLUDING   AVERAGE    (EXCLUDING  PORTFOLIO
                                   TOTAL     PERIOD        NET         FEE         NET         FEE      TURNOVER
                                  RETURN      (000)      ASSETS     WAIVERS)     ASSETS     WAIVERS)      RATE
--------------------------------  -------------------------------------------------------------------------------
--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
  1997                              8.08%   $  98,079       0.48%       0.86%       5.08%       4.70%         34%
  1996                              3.96%      97,228       0.48%       0.65%       5.15%       4.98%         66%
  1995                              6.81%     104,094       0.48%       0.72%       5.21%       4.97%         23%
  1994                              1.14%     125,081       0.47%       0.71%       4.90%       4.66%         25%
  1993                              8.91%     153,808       0.48%       0.70%       5.15%       4.93%         15%
  1992                              8.89%     114,461       0.48%       0.72%       5.52%       5.28%         11%
  1991                              9.80%      83,054       0.50%       0.73%       5.98%       5.75%         19%
  1990(2)                           3.12%+     64,531       0.60%*      0.80%*      5.88%*      5.68%*        20%
FOR THE YEAR ENDED JANUARY 31,
  1990(1)                           2.11%+   $ 53,042       0.60%*      0.86%*      6.05%*      5.79%*        10%
--------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
--------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
  1997                              3.39%   $  49,563       0.35%       0.71%       3.33%       2.97%         --%
  1996                              3.40%      42,971       0.35%       0.49%       3.33%       3.19%         --%
  1995                              3.60%      26,058       0.35%       0.51%       3.54%       3.38%         --%
  1994(3)                           2.37%*     18,712       0.35%*      0.65%*      2.37%*      2.07%*        --%


  * ANNUALIZED
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 (1) THE PENNSYLVANIA MUNICIPAL PORTFOLIO CLASS A COMMENCED OPERATIONS ON AUGUST 14, 1989.

 (2) IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.
 (3) THE PENNSYLVANIA TAX FREE PORTFOLIO (CLASS A) COMMENCED OPERATIONS ON JANUARY 21, 1994.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A shares of the Trust's Pennsylvania Municipal Portfolio (the "Fixed Income Portfolio") and Class A, Class B and Class C shares of the Trust's Pennsylvania Tax Free Portfolio (the "Money Market Portfolio"). The Fixed Income Portfolio is a diversified portfolio, and the Money Market Portfolio is a non-diversified portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
PENNSYLVANIA
MUNICIPAL PORTFOLIO
                     The Fixed Income Portfolio's investment objective is to provide current income exempt from both federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below.

                           The Fixed Income Portfolio has a fundamental policy,
                     under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Pennsylvania state income tax (state tax-free obligations). Under normal circumstances, the Portfolio will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

                           The Fixed Income Portfolio may purchase the following
                     types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Morgan Grenfell Capital Management, the Portfolio's investment adviser ("Morgan Grenfell"): (i) municipal bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fixed Income Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of Morgan Grenfell, it does not substantially impact the market value of the Portfolio.


                           The Fixed Income Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

PENNSYLVANIA TAX
FREE PORTFOLIO
                     The Money Market Portfolio's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Money Market Portfolio will also attempt to maintain a constant net asset value of $1.00 per share.


                           It is a fundamental policy of the Money Market
                     Portfolio to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). This Portfolio will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities"). Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Portfolio may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Money Market Portfolio may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.



                           The Money Market Portfolio may purchase municipal
                     bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."



                           There can be no assurance that either Portfolio will
                     be able to achieve its investment objective, or that the Money Market Portfolio will be able to maintain a constant $1.00 net asset value per share.


GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Money Market Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Money Market Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.


                           Neither Portfolio will invest more than 25% of its
                     assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.


                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of a Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, a Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.



                           Each Portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Fixed Income Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fixed Income Portfolio has no present intention to invest in repurchase agreements. Each Portfolio will not invest more than 10% of its net assets in illiquid securities.


                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________

PENNSYLVANIA RISK
FACTORS
                     Under normal conditions the Fixed Income Portfolio will be fully invested, and the Money Market Portfolio will invest primarily, in obligations which produce interest income exempt from federal income tax and Pennsylvania state income tax. Accordingly, each Portfolio will have considerable investments in Pennsylvania municipal obligations. As a result, each Portfolio will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

                           An investment in either Portfolio will be affected by
                     the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Portfolio. See "Special Considerations Relating to Pennsylvania Municipal Securities" in the Statement of Additional Information.
NON-DIVERSIFICATION

                     INVESTMENT IN THE MONEY MARKET PORTFOLIO, A NON-DIVERSIFIED MUTUAL FUND, MAY ENTAIL GREATER RISK THAN WOULD INVESTMENT IN MONEY MARKET FUNDS THAT ARE DIVERSIFIED ACROSS ISSUERS LOCATED IN A NUMBER OF STATES BECAUSE OF ITS CONCENTRATION IN MUNICIPAL SECURITIES OF A SINGLE STATE. Any economic, political, or regulatory developments affecting the value of the securities this Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Money Market Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.


INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and investment limitations are fundamental policies of the Portfolios. Fundamental policies cannot be changed with respect to the Trust or a Portfolio without the consent of the holders of a majority of the Trust's or that Portfolio's outstanding shares. It is a fundamental policy of the Money Market Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     NEITHER PORTFOLIO MAY:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This limitation does not apply to the Money Market Portfolio to the extent permitted by Rule 2a-7.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     3. Borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the Fixed Income Portfolio and .36% of the average daily net assets of the Money Market Portfolio. The Manager has voluntarily waived a portion of its fees in order to limit the total operating expenses of the Fixed Income Portfolio to not more than .48% of that Portfolio's average daily net assets on an annualized basis, and of Class A shares of the Money Market Portfolio to not more than .35% of that Portfolio's average daily net assets on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended August 31, 1997, the Fixed Income and Money Market Portfolios paid management fees, after waivers, of .21% and .25%, respectively, of their average daily net assets.

THE ADVISERS
          ______________________________________________________________________


                     Under advisory agreements with the Trust (the "Advisory Agreements"), Morgan Grenfell Capital Management Incorporated and Weiss, Peck & Greer, L.L.C. (the "Advisers" and each of these, an "Adviser"), act as the investment advisers for the Fixed Income and Money Market Portfolios, respectively. Under the Advisory Agreements, the Advisers invest the assets of the Portfolios, and continuously review, supervise and administer the Portfolios' investment programs. Each Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

MORGAN GRENFELL CAPITAL
MANAGEMENT INCORPORATED
                     Morgan Grenfell Capital Management Incorporated ("Morgan Grenfell") acts as investment adviser to the Fixed Income Portfolio. Morgan Grenfell is a wholly-owned, U.S.-based subsidiary of Morgan Grenfell Asset Management and was organized in 1985. As of

                     September 30, 1997, total assets under management by Morgan Grenfell were approximately $9.7 billion. The principal place of business address of Morgan Grenfell is 885 Third Avenue, 32nd Floor, New York, New York 10022.


                           David W. Baldt, Director and Executive Vice President
                     of Morgan Grenfell, has served as the portfolio manager of the Fixed Income Portfolio since July, 1995, and has been with Morgan Grenfell since 1989.


                           For its services, Morgan Grenfell is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets. For the fiscal year ended August 31, 1997, the Portfolio paid Morgan Grenfell an advisory fee, after waivers, of .20% of its average daily net assets.

WEISS, PECK & GREER,
L.L.C.

                     Weiss, Peck & Greer, L.L.C. ("WPG"), acts as investment adviser for the Money Market Portfolio. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of WPG is One New York Plaza, New York, New York 10004.


                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1980.


                           For its services, WPG is entitled to a fee, which is
                     calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the money market portfolios of the Trust that are advised by WPG up to $500 million; .04% of such assets from $500 million to $1 billion; and .03% of such assets over $1 billion. Such fees are allocated daily among these money market portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1997, the Portfolio paid WPG an advisory fee, after waivers, of .04% of its average daily net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                           Under the Class A plan, the Distributor is entitled
                     to receive a fee at an annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder services. Under the Class B and Class C shareholder service plans, the Distributor is entitled to receive shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in exchange for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class B and Class C shares will pay the Distributor administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% in the case of the Class B shares and up to .25% in the case of the Class C shares). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.



                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the Classes of each Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of each Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day; the specified time is presently 2:00 p.m., Eastern time, for the Money Market Portfolio and the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) for the Fixed Income Portfolio. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed for the Money Market Portfolio and on the next Business Day following the day the order is placed for the Fixed Income Portfolio.



                           Purchases will be made in full or fractional shares
                     of the Fixed Income Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares of the Money Market Portfolio is expected to remain constant at $1.00. The net asset value per share of each Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Money Market Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time, for the Money Market Portfolio and as of the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) for the Fixed Income Portfolio.



                           Information about the market value of each portfolio
                     security of the Fixed Income Portfolio may be obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders from the Fixed Income Portfolio will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received. Payment for redemption orders from the Money Market Portfolio received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of an effective redemption order. Financial institutions which redeem shares for the accounts of their customers may impose their own procedures and cut-off times for receipt of redemption requests directed through the financial institution.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Money Market Portfolio may advertise its "current yield" and "effective yield," and the Fixed Income Portfolio may advertise its yield and total return. Each Portfolio may also advertise a "tax equivalent yield." These figures are based on historical earnings and are not intended to indicate future performance.

                           The "current yield" of the Money Market Portfolio
                     refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           The yield of the Fixed Income Portfolio refers to the
                     annualized income generated by a hypothetical investment, in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment.

                           The total return of the Fixed Income Portfolio refers
                     to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           The "tax equivalent yield" is calculated by
                     determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of a Portfolio's yield, assuming certain tax brackets for a shareholder of the Money Market Portfolio.

                           A Portfolio may periodically compare its performance
                     to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Fixed Income Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fixed Income Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fixed Income Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Fixed Income Portfolio may quote various measures
                     of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


                           The performance of Class A shares of the Money Market
                     Portfolio will normally be higher than that of Class B or Class C shares of the Portfolio because of the additional administrative services expenses charged to Class B or Class C shares.

TAXES
  ______________________________________________________________________________

                     The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF EACH
PORTFOLIO
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by a
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of such Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of a Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of a Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolios may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           Each Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange or redemption of the Portfolios'
                     shares is a taxable transaction to the shareholders.


PENNSYLVANIA TAXES

                     The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.


                           Distributions paid by the Portfolios to shareholders
                     will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Portfolio from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision, and
                     (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Portfolios to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by a Portfolio which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.


                           Each Portfolio intends to invest primarily in
                     obligations that produce interest exempt from federal and Pennsylvania taxes. If the Portfolios invest in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Portfolios' distributions will be subject to Pennsylvania personal income tax.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, and New York Intermediate-Term Municipal Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS

                     The net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends. The Money Market Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. The Money Market Portfolio pays dividends on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Money Market Portfolio at any time during the month.


                           The Fixed Income Portfolio declares dividends daily,
                     and shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized by either Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 act.

STANDBY COMMITMENTS AND
PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g. Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objectives and Policies........................................     4
General Investment Policies...............................................     5
Risk Factors..............................................................     6
Investment Limitations....................................................     7
The Manager...............................................................     8
The Advisers..............................................................     8
Distribution and Shareholder Servicing....................................     9
Purchase and Redemption of Shares.........................................    10
Performance...............................................................    12
Taxes.....................................................................    13
General Information.......................................................    15
Description of Permitted Investments and Risk Factors.....................    17

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers CNI Class shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. IN ADDITION, THE PORTFOLIO MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND INVESTING IN THE PORTFOLIO MAY BE RISKIER THAN INVESTING IN OTHER TYPES OF MONEY MARKET FUNDS.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------


Management/Advisory Fees (AFTER FEE WAIVER) (1)                               .23%
12b-1 Fees (AFTER FEE WAIVER) (2)                                             .25%
Total Other Expenses                                                          .30%
  Shareholder Servicing Fees                                       .25%
----------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                              .78%
----------------------------------------------------------------------------------



(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEES FOR THE PORTFOLIO. THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ADVISORY FEES FOR THE CNI CLASS SHARES OF THE PORTFOLIO WOULD BE .27%.



(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS 12B-1 FEE, AND THE 12B-1 FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, 12B-1 FEES WOULD BE .50% FOR THE PORTFOLIO.



(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES FOR THE PORTFOLIO WOULD BE 1.07%. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                  1 YR.    3 YRS.    5 YRS.    10 YRS.
                                                                                 -------   -------   -------   -------
An investor in the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    CNI Class                                                                      $  8      $ 25      $ 43      $ 97
----------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CNI CLASS SHARES OF THE PORTFOLIO. THE PORTFOLIO ALSO OFFERS CLASS A, CLASS B AND CLASS C SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THERE ARE DIFFERENT DISTRIBUTION, SHAREHOLDER SERVICING AND/OR TRANSFER AGENT COSTS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."


LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES OTHERWISE PERMITTED BY THE CONDUCT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.



FOR A CNI CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD+


                                                                                                      NET REALIZED
                                                                                                          AND
                                               INVESTMENT                                              UNREALIZED
                                               ACTIVITIES                DISTRIBUTIONS                GAIN (LOSS)
                                   NET ASSET   ----------   ---------------------------------------        ON        NET ASSET
                                     VALUE        NET          NET          NET                       INVESTMENTS      VALUE
                                   BEGINNING   INVESTMENT   INVESTMENT    REALIZED        TOTAL       AND CAPITAL     END OF
                                   OF PERIOD     INCOME       INCOME       INCOME     DISTRIBUTIONS   TRANSACTIONS    PERIOD
------------------------------------------------------------------------------------------------------------------------------
-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------
CNI Class

FOR THE YEARS ENDED AUGUST 31,
  1997                               $1.00       $0.028      $  (0.028)    $     --      $(0.028)        $  --         $1.00
  1996                                1.00        0.028         (0.028)          --       (0.028)           --          1.00
  1995                                1.00        0.029         (0.029)          --       (0.029)           --          1.00
  1994(1)                             1.00        0.006         (0.006)          --       (0.006)           --          1.00


                                                                         RATIO OF                   RATIO OF NET
                                                                         EXPENSES                    INVESTMENT
                                                                        TO AVERAGE   RATIO OF NET    INCOME TO
                                                            RATIO OF    NET ASSETS    INVESTMENT      AVERAGE
                                             NET ASSETS     EXPENSES    (EXCLUDING    INCOME TO      NET ASSETS
                                   TOTAL       END OF      TO AVERAGE      FEE         AVERAGE       (EXCLUDING
                                   RETURN   PERIOD (000)   NET ASSETS    WAIVERS)     NET ASSETS    FEE WAIVERS)
---------------------------------  -----------------------------------------------------------------------------
-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------
CNI Class
FOR THE YEARS ENDED AUGUST 31,
  1997                              2.79%     $  412,142     0.78%        1.06%         2.75%          2.47%
  1996                              2.90%        350,684     0.78%        0.86%         2.84%          2.76%
  1995                              2.97%        328,035     0.78%        0.93%         2.93%          2.78%
  1994(1)                           2.14%*       318,122     0.67%*       0.87%*        2.06%*         1.86%*



  + CLASS G SHARES WERE RENAMED CNI CLASS SHARES ON DECEMBER 31, 1997.

  * ANNUALIZED

 (1) THE CALIFORNIA TAX EXEMPT PORTFOLIO--CNI CLASS (FORMERLY, CLASS G) COMMENCED OPERATIONS ON MAY 11, 1994. PRIOR TO MAY 1, 1996, CLASS G SHARES OF THE PORTFOLIO WERE KNOWN AS CLASS C SHARES.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers CNI Class shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"). Investors may also purchase Class A, Class B and Class C shares of the Portfolio. Each class provides for variation in distribution, shareholder servicing, or transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Portfolio will achieve its investment objective.

                           It is a fundamental policy of the Portfolio to
                     invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel for the issuers, is exempt from federal income tax (collectively, "Municipal Securities"), and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States.


                           Under normal conditions, the Portfolio may invest, in
                     the aggregate; up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser"), determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than California or in taxable money market securities.


                           The Adviser will not invest more than 25% of the
                     Portfolio's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (E.G., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (E.G., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.


                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are of comparable quality as determined by the Adviser. See "General Investment Policies."

                           The Portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in securities which are considered illiquid.

                           For a description of the Portfolio's permitted
                     investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
CALIFORNIA RISK FACTORS

                     THE PORTFOLIO'S CONCENTRATION IN INVESTMENTS IN MUNICIPAL SECURITIES OF A SINGLE STATE INVOLVES GREATER RISKS THAN MONEY MARKET FUNDS THAT ARE DIVERSIFIED ACROSS ISSUERS LOCATED IN A NUMBER OF STATES. These risks result primarily from (1) amendments to the California

                     Constitution and other statutes that limit the taxing and spending authority of California government entities, and
                     (2) a variety of California laws and regulations that may affect, directly or indirectly, the issuer of California municipal securities.


                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on fair market value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.

THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .23% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of CNI Class shares of the Portfolio (as a percentage of the Portfolio's average daily net assets attributable to CNI Class shares) to not more than .78%, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its voluntary fee waiver at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .19% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., serves as the Portfolio's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the investment programs of the Portfolio. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.



                           Janet Fiorenza acts as portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and its predecessor since 1980.

                           For its services to the Portfolio, the Adviser is
                     entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust advised by the Adviser up to $500 million, .04% of such assets from $500 million to 1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1997, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.



                           The Rule 12b-1 Plan applicable to CNI Class shares of
                     the Portfolio ("CNI Class Plan") provides for payments to the Distributor at an annual rate of .50% of the Portfolio's average daily net assets attributable to CNI Class shares. This payment is characterized as "compensation," and is not directly tied to expenses incurred by the Distributor; the payment the Distributor receives during any year may therefore be higher or lower than its actual expenses. This payment compensates the Distributor for its services in connection with distribution assistance, and some or all of it may be used to pay financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers (including the Distributor's affiliates and subsidiaries) for services or reimbursement of expenses incurred in connection with distribution assistance. If the Distributor's expenses are less than its fees under the CNI Class Plan, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.



                           The Portfolio has adopted a shareholder servicing
                     plan (the "CNI Class Service Plan") under which firms, including the Distributor, that provide shareholder services may receive compensation therefor. Under the CNI Class Service Plan, the Distributor is entitled to receive shareholder service fees at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. The Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. In addition, the Portfolio has adopted shareholder servicing plans for its Class A, Class B and Class C shares that are similar to the plan described above. The

                     Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party.


                           It is possible that an institution may offer
                     different classes of shares to its customers and provide differing services to the classes of the Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers. Shareholders who desire to purchase shares for cash must place their orders with the Transfer Agent (or its authorized agent) prior to the calculation of net asset value on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed for the Portfolio. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares of the Portfolio is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time.



                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders from the Portfolio received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent (or its authorized agent) of an effective redemption order.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives.


                           The performance of Class A shares of the Portfolio
                     will normally be higher than that of Class B, Class C or CNI Class shares because of the additional distribution and/or administrative services expenses charged to Class B, Class C and CNI Class shares.

TAXES
  ______________________________________________________________________________

                     The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholders during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares. The Portfolio will report annually to its shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.


                           Each sale, exchange or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder. CALIFORNIA TAXES
                     The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                           The Portfolio intends to qualify to pay dividends to
                     shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Portfolio will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Portfolio's taxable year, at least 50 percent of the value of the Portfolio's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Portfolio continues to qualify as a regulated investment company. The Portfolio will notify its shareholders of the amount of exempt-interest dividends each year.

                           If the Portfolio qualifies to pay California
                     exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. See the Statement of Additional Information.

                           Corporations subject to California franchise tax that
                     invest in the Portfolio may not be entitled to exclude California exempt-interest dividends from income.

                           Distributions that do not qualify for treatment as
                     California exempt-interest dividends (including those distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Portfolio's earnings and profits.

                           Interest on indebtedness incurred or continued by a
                     shareholder in connection with the purchase of shares of the Portfolio will not be deductible for California personal income tax purposes if the Portfolio distributes California exempt-interest dividends.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS

                     The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. Currently, capital gains, if any, are distributed at the end of the calendar year.


                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.


                           The dividends on Class A shares of the Portfolio are
                     normally higher than those on Class B, Class C or CNI Class shares because of the additional distribution and/or administrative services expenses charged to Class B, Class C and CNI Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:
MONEY MARKET SECURITIES

                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     5
Risk Factors..............................................................     5
Investment Limitations....................................................     6
The Manager...............................................................     7
The Adviser...............................................................     7
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    10
Taxes.....................................................................    11
General Information.......................................................    13
Description of Permitted Investments and Risk Factors.....................    14

PROSPECTUS

DECEMBER 31, 1997


--------------------------------------------------------------------------------

TAX FREE PORTFOLIO

--------------------------------------------------------------------------------

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Portfolio's investment goals match your own.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-437-6016. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer shareholders a convenient means of investing their funds in one or more professionally managed diversified and non-diversified portfolios of securities. The Tax Free Portfolio offers two classes of shares, Class A and Class D shares. Class D shares differ from Class A shares primarily in the allocation of certain expenses and minimum investment amounts. Class D shares are available through SEI Investments Distribution Co. (the Trust's distributor), and through participating broker-dealers, financial institutions and other organizations. This Prospectus offers Class D shares of the Trust's Tax Free Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------

This Prospectus gives you information that you should know about the Portfolio before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol.[>]

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The following summary provides basic information about the Class D shares of the Portfolio. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

INVESTMENT OBJECTIVE
AND POLICIES
                     The Tax Free Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk
                     Factors."

UNDERSTANDING RISK
                     The Portfolio invests in U.S.
                     dollar denominated municipal
                     securities, the interest on
                     which is exempt from federal
                     income taxes. The investment
                     policies of the Portfolio entail
                     certain risks and considerations
                     of which an investor should be
                     aware. There can be no assurance
                     that the Portfolio will achieve
                     its investment objective. See
                     "Investment Objective and
                     Policies" and "Description of
                     Permitted Investments and Risk
                     Factors."

MANAGEMENT PROFILE

                     WEISS, PECK & GREER, L.L.C. (the
                     "Adviser"), serves as the
                     investment adviser of the
                     Portfolio. SEI Fund Management
                     serves as the manager and
                     shareholder servicing agent of
                     the Trust (the "Manager"). DST
                     Systems, Inc. ("DST") serves as
                     transfer agent (the "Transfer
                     Agent") and dividend disbursing
                     agent for the Class D shares of
                     the Trust. SEI Investments
                     Distribution Co. acts as
                     distributor ("Distributor") of
                     the Trust's shares. See "The
                     Manager and Shareholder
                     Servicing Agent," "The Adviser"
                     and "Distribution."

 ...........................................................................
TABLE OF CONTENTS

FUND HIGHLIGHTS...................................     2
PORTFOLIO EXPENSES................................     4
FINANCIAL HIGHLIGHTS..............................     5
YOUR ACCOUNT AND DOING BUSINESS WITH US...........     6
INVESTMENT OBJECTIVE AND POLICIES.................     9
GENERAL INVESTMENT POLICIES.......................    10
INVESTMENT LIMITATIONS............................    11
THE MANAGER AND SHAREHOLDER SERVICING AGENT.......    12
THE ADVISER.......................................    12
DISTRIBUTION......................................    13
PERFORMANCE.......................................    13
TAXES.............................................    14
ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH
     US...........................................    16
GENERAL INFORMATION...............................    18
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK
     FACTORS......................................    20

 ...........................................................................

YOUR ACCOUNT AND
DOING BUSINESS WITH
US
                     You may open an account with just $1,000, and make additional investments with as little as $100. Redemptions of the Portfolio's shares are made at net asset value per share. See "Your Account and Doing Business With Us."

DIVIDENDS
                     Substantially all of the net
                     investment income (exclusive of
                     capital gains) of the Portfolio
                     is distributed in the form of
                     dividends that will be declared
                     daily and paid monthly on the
                     first Business Day of each
                     month. Any realized net capital
                     gain is distributed at least
                     annually. Distributions are paid
                     in additional shares unless the
                     shareholder elects to take the
                     payment in cash. See "General
                     Information--Dividends."

INFORMATION/SERVICE
CONTACTS
                     For more information about Class
                     D Shares, call 1-800-437-6016.
 ...........................................................................
[>] INVESTMENT PHILOSOPHY
BELIEVING THAT NO SINGLE INVESTMENT ADVISER CAN DELIVER OUTSTANDING PERFORMANCE IN EVERY INVESTMENT CATEGORY, ONLY THOSE ADVISERS WHO HAVE DISTINGUISHED THEMSELVES WITHIN THEIR AREAS OF SPECIALIZATION ARE SELECTED TO ADVISE OUR MUTUAL FUNDS.
 ...........................................................................

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class D shares.

SHAREHOLDER TRANSACTION EXPENSES (AS A PERCENTAGE OF OFFERING PRICE)
--------------------------------------------------------------------------------

                                                              CLASS D
                                                              -------
Maximum Sales Load Imposed on Purchases (AS A PERCENTAGE OF
 OFFERING PRICE)                                               None
Maximum Sales Load Imposed on Reinvested Dividends (AS A
 PERCENTAGE OF OFFERING PRICE)                                 None
Redemption Fees (1)                                            None

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------


                                                              CLASS D
                                                              -------
Management/Advisory Fees                                       .40%
12b-1 Fees (AFTER FEE WAIVER) (2)                              .20%
Other Expenses                                                 .20%
---------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (3)                .80%
---------------------------------------------------------------------


(1) A CHARGE, CURRENTLY $10.00, IS IMPOSED ON WIRES OF REDEMPTION PROCEEDS.

(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS 12b-1 FEE, AND THE 12b-1 FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, 12b-1 FEES WOULD BE .25% FOR THE PORTFOLIO.


(3) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR CLASS D SHARES OF THE PORTFOLIO WOULD BE .85%. TOTAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT EXPENSES. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER AND SHAREHOLDER SERVICING AGENT."


EXAMPLE
--------------------------------------------------------------------------------

                                                                       3      5     10
                                                              1 YR.  YRS.   YRS.   YRS.
                                                              -----  -----  -----  -----
You would pay the following expenses on a $1,000 investment
  in the Class D shares assuming (1) a 5% annual return and
  (2) redemption at the end of each time period:              $  8   $ 26   $ 44   $ 99
----------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS D SHARES. THE PORTFOLIO ALSO OFFERS CLASS A SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES AS THE PORTFOLIO'S CLASS D SHARES, EXCEPT THAT CLASS A SHARES BEAR DIFFERENT SHAREHOLDER SERVICING AND TRANSFER AGENT COSTS. A PERSON THAT PURCHASES SHARES THROUGH AN ACCOUNT WITH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THE FINANCIAL INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER AND SHAREHOLDER SERVICING AGENT," "DISTRIBUTION," AND "THE ADVISER."

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT END SALES CHARGES PERMITTED BY THE CONDUCT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-437-6016.


FOR A CLASS D SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                      INVESTMENT                                                     NET REALIZED
                                      ACTIVITIES:                  DISTRIBUTIONS:                   AND UNREALIZED
                          NET ASSET   -----------   ---------------------------------------------   GAIN (LOSS) ON
                           VALUE,         NET                             NET                        INVESTMENTS
                          BEGINNING   INVESTMENT     NET INVESTMENT     REALIZED       TOTAL         AND CAPITAL
                          OF PERIOD     INCOME           INCOME           GAIN     DISTRIBUTIONS     TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
------------------
TAX FREE PORTFOLIO
------------------
Class D
FOR THE YEAR ENDED
AUGUST 31,
  1997                     $ 1.00       $0.028           $     (0.028)    $ --        $(0.028)         $    --
  1996                       1.00        0.030                 (0.030)      --         (0.030)              --
  1995 (1)                   1.00        0.026                 (0.026)      --         (0.026)              --

                                                                                                                RATIO OF
                                                                                                                  NET
                                                                                      RATIO OF                 INVESTMENT
                                                                                      EXPENSES     RATIO OF      INCOME
                                                                                     TO AVERAGE      NET       TO AVERAGE
                                                          NET ASSETS,    RATIO OF    NET ASSETS   INVESTMENT   NET ASSETS
                            NET ASSET                       END OF       EXPENSES    (EXCLUDING     INCOME     (EXCLUDING
                          VALUE, END OF                     PERIOD      TO AVERAGE      FEE       TO AVERAGE      FEE
                             PERIOD       TOTAL RETURN       (000)      NET ASSETS    WAIVERS)    NET ASSETS    WAIVERS)
------------------------  -----------------------------------------------------------------------------------------------
------------------
TAX FREE PORTFOLIO
------------------
Class D
FOR THE YEAR ENDED
AUGUST 31,
  1997                        $1.00            2.86%          $  1         0.74%        0.74%        3.04%        3.04%
  1996                         1.00            2.99%             6         0.80%        0.88%        3.18%        3.10%
  1995 (1)                     1.00            2.68%+          272         0.80%*       0.86%*       3.13%*       3.07%*


  * ANNUALIZED.

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 (1) THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.

YOUR ACCOUNT AND DOING BUSINESS WITH US
--------------------------------------------------------------------------------


Class D shares of the Portfolio are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc. Shares may also be purchased through financial institutions, broker-dealers, or other organizations which have established a dealer agreement or other arrangement with SEI Investments Distribution Co. ("Intermediaries"). For more information about the following topics, see "Additional Information About Doing Business with Us."

--------------------------------------------------------------------------------
HOW TO BUY, SELL AND
EXCHANGE SHARES
THROUGH
INTERMEDIARIES

                     Class D shares of the Portfolio may be purchased through Intermediaries. Contact your Intermediary for information on how to buy, sell and exchange shares. To allow for processing and transmittal of orders to the Transfer Agent (or its authorized agent) on the same day, Intermediaries may impose earlier cut-off times for receipt of purchase orders.
                     Certain Intermediaries may
                     charge customer account fees.
                     Information concerning any
                     charges will be provided to the
                     customer by the Intermediary.


                           The shares you purchase
                     through an Intermediary may be
                     held "of record" by that
                     Intermediary. If you want to
                     transfer the registration of
                     shares beneficially owned by
                     you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.
 ...........................................................................
[>] WHAT IS AN INTERMEDIARY?
ANY ENTITY, SUCH AS A BANK, BROKER-DEALER, OTHER FINANCIAL INSTITUTION, ASSOCIATION OR ORGANIZATION WHICH HAS ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO SELL CLASS D SHARES TO ITS CUSTOMERS.
 ...........................................................................

HOW TO BUY SHARES
FROM THE TRANSFER
AGENT

                     Account application forms may be obtained by calling 1-800-437-6016.

OPENING AN ACCOUNT BY
CHECK

                     You may buy Class D shares by mailing a completed application and a check (or other negotiable bank instrument or money order) to the Transfer Agent (or its authorized agent). All purchases made by check should be in U.S. dollars and made payable to "Class D Shares (Tax Free Portfolio)." If you send a check that does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days).

BY FED WIRE
                     You may buy shares by Fed Wire by calling 1-800-437-6016. AUTOMATIC INVESTMENT
PLAN ("AIP")
                     You may systematically buy Class D shares through deductions from your checking or savings accounts, provided these accounts are maintained through banks which are part of the Automated Clearing House ("ACH") system. You may purchase shares on a fixed schedule (semi-monthly or monthly) with amounts as low as $25, or as high as $100,000. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The AIP is subject to account minimum initial purchase amounts and minimum balance maintenance requirements.

EXCHANGING SHARES
WHEN CAN YOU
EXCHANGE SHARES?
                     Once good payment for your shares has been received and accepted (I.E., an account has been established), you may exchange some or all of your shares for Class D shares of the Trust or of SEI Liquid Asset Trust, SEI Daily Income Trust, SEI International Trust and SEI Institutional Managed Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge.
WHEN DO SALES CHARGES
APPLY TO AN EXCHANGE?
                     SEI Funds' portfolios that are
                     not money market portfolios
                     currently impose a sales charge
                     on Class D shares. If you
                     exchange into one of these "non-
                     money market" portfolios, you
                     will have to pay a sales charge
                     on any portion of your exchanged
                     Class D shares for which you
                     have not previously paid a sales
                     charge.

                           If you previously paid a
                     sales charge on your Class D
                     shares, no additional sales
                     charge will be assessed when you
                     exchange those Class D shares
                     for other Class D shares.

                           If you buy Class D shares
                     of a "non-money market" fund and
                     you receive a sales charge
                     waiver, you will be deemed to have paid the sales charge for purposes of this exchange privilege. In calculating any sales charge payable on your exchange, the Trust will assume that the first shares you exchange are those on which you have already paid a sales charge. Sales charge waivers may also be available under certain circumstances described in the SEI Funds' prospectuses.
 ...........................................................................
[>] HOW DOES AN EXCHANGE TAKE PLACE?
WHEN MAKING AN EXCHANGE, YOU AUTHORIZE THE SALE OF YOUR SHARES OF ONE OR MORE PORTFOLIOS IN ORDER TO PURCHASE THE SHARES OF ANOTHER PORTFOLIO. IN OTHER WORDS, YOU ARE EXECUTING A SELL ORDER AND THEN A BUY ORDER. THIS SALE OF YOUR SHARES IS A TAXABLE EVENT WHICH COULD RESULT IN A TAXABLE GAIN OR LOSS.
 ...........................................................................

                           The Trust reserves the right to change the terms and
                     conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. The Trust also reserves the right to deny an exchange request made within 60 days of the purchase of a "non-money market" portfolio.
REQUESTING AN EXCHANGE
OF SHARES
                     To request an exchange, you must provide proper instructions in writing to the Transfer Agent (or its authorized agent). Telephone exchanges will also be accepted if you previously elected this option on your account application.

                           In the case of shares held "of record" by an
                     Intermediary but beneficially owned by you, you should contact the Intermediary who will contact the Transfer Agent and effect the exchange on your behalf.

HOW TO SELL SHARES
THROUGH THE
TRANSFER AGENT

                     To sell your shares, a written request for redemption in good order must be received by the Transfer Agent (or its authorized agent). Valid written redemption requests will be effective on receipt. All shareholders of record must sign the redemption request. The Transfer Agent may require that the signatures on written requests be guaranteed.

BY MAIL
                     For information about the proper form of redemption requests, call 1-800-437-6016. You may also have the proceeds mailed to an address of record or mailed (or sent by ACH) to a commercial bank account previously designated on the Account Application or specified by written instruction to the Transfer Agent. There is no charge for having redemption requests mailed to a designated bank account.
BY TELEPHONE
                     You may sell your shares by telephone if you previously elected that option on the Account Application. You may have the proceeds mailed to the address of record, wired or sent by ACH to a commercial bank account previously designated on the Account Application.
                     Under most circumstances,
                     payments will be transmitted on
                     the next Business Day following
                     receipt of a valid telephone
                     request for redemption. Wire
                     redemption requests may be made
                     by calling 1-800-437-6016, who
                     will subtract a wire redemption
                     charge (presently $10.00) from
                     the amount of the redemption.
SYSTEMATIC WITHDRAWAL
PLAN ("SWP")
                     You may establish a systematic
                     withdrawal plan for an account
                     with a $10,000 minimum balance.
                     Under the plan, redemptions can
                     be automatically processed from
                     accounts (monthly, quarterly,
                     semi-annually or annually) by
                     check or by ACH with a minimum
                     redemption amount of $50.
 ...........................................................................
[>] WHAT IS A SIGNATURE GUARANTEE?
A SIGNATURE GUARANTEE VERIFIES THE AUTHENTICITY OF YOUR SIGNATURE AND MAY BE OBTAINED FROM ANY OF THE FOLLOWING: BANKS, BROKERS, DEALERS, CERTAIN CREDIT UNIONS, SECURITIES EXCHANGE OR ASSOCIATION, CLEARING AGENCY OR SAVINGS ASSOCIATION. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.
 ...........................................................................
CHECK-WRITING
                     Check-Writing Service is offered free of charge to Class D shareholders in the Portfolio. You may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

                           Because of the difficulty of determining in advance
                     the exact value of your account, you may not use a check to close your account. The checks are free, but your account will be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.

                           The Portfolio invests in U.S. dollar denominated
                     municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions
                     (collectively, "Municipal
                     Securities"). At least 80% of
                     the Portfolio's net assets will
                     be invested in securities the
                     interest on which is exempt from
                     federal income taxes, based on
                     opinions from bond counsel for
                     the issuers. This investment
                     policy is a fundamental policy
                     of the Portfolio. Under normal
                     conditions, the Portfolio will
                     invest at least 80% of its net
                     assets in securities the
                     interest on which is not a
                     preference item for purposes of
                     the federal alternative minimum
                     tax.


                           The Portfolio may purchase
                     municipal bonds, municipal notes
                     and tax-exempt commercial paper,
                     but only if such securities, at
                     the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."
 ...........................................................................
[>] WHAT ARE INVESTMENT OBJECTIVES AND POLICIES?
THE PORTFOLIO'S INVESTMENT OBJECTIVE IS A STATEMENT OF WHAT IT SEEKS TO ACHIEVE. IT IS IMPORTANT TO MAKE SURE THAT THE INVESTMENT OBJECTIVE MATCHES YOUR OWN FINANCIAL NEEDS AND CIRCUMSTANCES. THE INVESTMENT POLICIES SECTION SPELLS OUT THE TYPES OF SECURITIES IN WHICH THE PORTFOLIO INVESTS.

 ...........................................................................

                           The Adviser will not invest more than 25% of
                     Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories; public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (E.G., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (E.G., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.


                           The Portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in illiquid securities.


                           The Adviser has discretion to invest up to 20% of the
                     Portfolio's assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.


                           For a description of the Portfolio's permitted
                     investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer, provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                           The foregoing percentage limitations will apply at
                     the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.

THE MANAGER AND
SHAREHOLDER
SERVICING AGENT
             ___________________________________________________________________

                     SEI Fund Management (the "Manager") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as the Trust's institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily waived a portion of its fees in order to limit the total operating expenses of the Class D shares of the Portfolio to not more than .80% of the Portfolio's average daily net assets attributable to Class D shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.


                           For the fiscal year ended August 31, 1997, the
                     Portfolio paid management fees, after waivers, of .36% of its average daily net assets.



                           The Trust and DST Systems, Inc., 1004 Baltimore
                     Avenue, Kansas City, Missouri, 64105 ("DST"), have entered into a separate transfer agent agreement, with respect to the Class D shares of the Portfolio. Under this agreement, DST acts as the transfer agent and dividend disbursing agent (the "Transfer Agent") for the Class D shares of the Trust.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., acts as the Portfolio's investment adviser under an advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI, and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited
                     liability company founded as a
                     limited partnership in 1970, and
                     engages in investment
                     management, venture capital
                     management and management
                     buyouts. WPG has been active
                     since its founding in managing
                     portfolios of tax exempt
                     securities. As of September 30,
                     1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.
 ...........................................................................
[>] INVESTMENT
ADVISER
THE PORTFOLIO'S INVESTMENT ADVISER MANAGES THE INVESTMENT ACTIVITIES AND IS RESPONSIBLE FOR THE PERFORMANCE OF THE PORTFOLIO. THE ADVISER CONDUCTS INVESTMENT RESEARCH, EXECUTES INVESTMENT STRATEGIES BASED ON AN ASSESSMENT OF ECONOMIC AND MARKET CONDITIONS, AND DETERMINES WHICH SECURITIES TO BUY, HOLD OR SELL.

 ...........................................................................


                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.

                           For its services, the Adviser is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1997, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.

DISTRIBUTION
         _______________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan,"), pursuant to Rule 12b-1 under the 1940 Act.


                           The Class D Plan provides for payments to the
                     Distributor at an annual rate of .25% of the Portfolio's average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments compensate the Distributor for its services in connection with distribution assistance or provision of shareholder services, and some or all of it may be used to pay financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers (including the Distributor's affiliates and subsidiaries) for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. If the Distributor's expenses are less than its fees under the Class D Plan, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                           The performance of Class D shares will normally be
                     lower than that of Class A shares of the Portfolio because of the additional distribution and transfer agent expenses charged to Class D shares.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the
                     Portfolio or its shareholders,
                     and state and local tax
                     consequences of an investment in
                     the Portfolio may differ from
                     the federal income tax
                     consequences described below.
                     Accordingly, shareholders are
                     urged to consult their tax
                     advisers regarding specific
                     questions as to federal, state
                     and local income taxes.
                     Additional information
                     concerning taxes is set forth in
                     the Statement of Additional
                     Information.
TAX STATUS OF THE
PORTFOLIO:
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
 ...........................................................................
[>] TAXES
YOU MUST PAY TAXES ON YOUR PORTFOLIO'S EARNINGS WHETHER YOU TAKE YOUR PAYMENTS IN CASH OR ADDITIONAL SHARES.
 ...........................................................................

TAX STATUS OF
DISTRIBUTIONS:
                     The Portfolio intends to
                     distribute substantially all of
                     its net investment income
                     (including net short-term
                     capital gain) to shareholders.
                     If, at the close of each quarter
                     of its taxable year, at least
                     50% of the value of the
                     Portfolio's total assets
                     consists of obligations the
                     interest on which is excludable
                     from gross income, the Portfolio
                     may pay "exempt-interest
                     dividends" to its shareholders.
                     Exempt-interest dividends are
                     excludable from a shareholder's
                     gross income for federal income
                     tax purposes but may have
                     certain collateral federal tax
                     consequences, including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.
 ...........................................................................
[>] DISTRIBUTIONS
THE PORTFOLIO DISTRIBUTES INCOME DIVIDENDS AND CAPITAL GAINS. INCOME DIVIDENDS REPRESENT THE EARNINGS FROM THE PORTFOLIO'S INVESTMENTS; CAPITAL GAINS DISTRIBUTIONS OCCUR WHEN INVESTMENTS IN THE PORTFOLIO ARE SOLD FOR MORE THAN THE ORIGINAL PURCHASE PRICE.
 ...........................................................................

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gains whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

ADDITIONAL
INFORMATION ABOUT
DOING BUSINESS
WITH US
    ____________________________________________________________________________

BUSINESS DAYS

                     You may buy, sell or exchange shares on days on which the New York Stock Exchange is open for business (a "Business Day"). All purchase, exchange and redemption requests received in "good order" will be effective as of the Business Day received by the Transfer Agent (or its authorized agent) as long as the Transfer Agent (or its authorized agent) receives the order and, in the case of a purchase request, payment before 12:30 p.m., Eastern time, for redemption and exchange requests, and prior to the determination of net asset value per share of the Portfolio for purchase requests. Otherwise the purchase will be effective when payment is received. Broker-dealers may have separate arrangements with the Trust regarding the sale of Class D shares of the Portfolio.


                           If an exchange request is
                     for shares of a portfolio whose
                     net asset value is calculated as
                     of a time earlier than 2:00
                     p.m., Eastern time, the exchange
                     request will not be effective
                     until the next Business Day.
                     Anyone who wishes to make an
                     exchange must have received a
                     current prospectus of the
                     portfolio into which the
                     exchange is being made before
                     the exchange will be effected.
MINIMUM INVESTMENTS
                     The minimum initial investment
                     in the Portfolio's Class D
                     shares is $1,000; however, the
                     minimum investment may be waived
                     at the Distributor's discretion.
                     All subsequent purchases must be
                     at least $100 ($25 for payroll
                     deductions authorized pursuant
                     to pre-approved payroll
                     deduction plans). The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such order.
 ...........................................................................
[>] BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN:
- THE ACCOUNT NUMBER AND PORTFOLIO NAME ARE SHOWN
        - THE AMOUNT OF THE TRANSACTION IS SPECIFIED IN DOLLARS OR SHARES
        - SIGNATURES OF ALL OWNERS APPEAR EXACTLY AS THEY ARE REGISTERED ON THE ACCOUNT
        - ANY REQUIRED SIGNATURE GUARANTEES (IF APPLICABLE) ARE INCLUDED
        - OTHER SUPPORTING LEGAL DOCUMENTS (AS NECESSARY) ARE PRESENT
 ...........................................................................
MAINTAINING A MINIMUM
ACCOUNT BALANCE
                     Due to the relatively high cost of handling small investments, the Portfolio reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions of shares by or on behalf of the shareholder, the account of such shareholder in the Portfolio has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Portfolio in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Portfolio exercises its right to redeem such shares and to send the proceeds to the shareholder, the shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Portfolio in an amount that will increase the value of the account to at least $1,000. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                           At various times, the Portfolio may receive a request
                     to redeem shares for which it has not yet received good payment. In such circumstances, redemption proceeds will be forwarded upon collection of payment for the shares; collection of payment may take up to 15 days. The Portfolio intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.
NET ASSET VALUE

                     An order to buy shares will be executed at a per share price equal to the net asset value next determined after the receipt of the purchase order by the Transfer Agent (the "offering price"). The purchase price of shares is expected to remain constant at $1.00. No certificates representing shares will be issued. An order to sell shares will be executed at the net asset value per share next determined after receipt and effectiveness of a request for redemption in good order. Net asset value per share is determined daily as of 2:00 p.m., Eastern time, on any Business Day. Payment to shareholders for shares redeemed will be made within 7 days after receipt by the Transfer Agent (or its authorized agent) of the redemption order.


HOW THE NET ASSET VALUE
IS
DETERMINED
                     The net asset value per share of the Portfolio is determined by dividing the total market value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Although the methodology and procedures for determining net asset value per share are identical for each class of the Portfolio, the net asset value per share of one class may differ from that of another class because of the different distribution fees and incremental transfer agent fees charged to Class D shares.
SIGNATURE GUARANTEES
                     The Transfer Agent may require that the signatures on the written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply:
                     (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record. The Trust and the Transfer Agent reserve the right to amend these requirements without notice.
TELEPHONE/WIRE
INSTRUCTIONS
                     Redemption orders may be placed by telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.
SYSTEMATIC WITHDRAWAL
PLAN ("SWP")
                     Please note that if withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent.
HOW TO CLOSE YOUR
ACCOUNT
                     An account may be closed by providing written notice to the Transfer Agent. You may also close your account by telephone if you have previously elected telephone options on your account application.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST

                     SEI Tax Exempt Trust (the"Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. Shareholders may purchase shares in the Portfolio through two separate classes: Class A and Class D, which provide for variation in distribution and transfer agent costs, voting rights, and dividends. This Prospectus offers Class D shares of the Trust's Tax Free Portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio and Pennsylvania Tax Free Portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Fund Management, Oaks, Pennsylvania 19456, or by calling 1-800-437-6016. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class of the Trust will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Transfer Agent, DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri, 64141-6240.

DIVIDENDS
                     The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in cash or in additional shares at the discretion of the shareholder on the first Business Day of each month. Currently, capital gains, if any, are distributed at the end of the calendar year.

                           The dividends on Class D shares of the Portfolio will
                     normally be lower than those on Class A shares because of the additional distribution and transfer agent expenses charged to Class D shares.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES

                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.


                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

NEW YORK INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's New York Intermediate-Term Municipal Portfolio (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

Management/Advisory Fees (AFTER FEE WAIVERS) (1)                                                                    .50%
12b-1 Fees                                                                                                          None
Total Other Expenses (2)                                                                                            .05%
  Shareholder Servicing Fees (AFTER FEE WAIVER) (3)                                                             .00%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (4)                                                                    .55%
------------------------------------------------------------------------------------------------------------------------

(1) THE MANAGER AND ADVISER HAVE WAIVED, ON A VOLUNTARY BASIS, A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. THE MANAGER AND ADVISER RESERVE THE RIGHT TO TERMINATE THEIR WAIVERS AT ANY TIME IN THEIR SOLE DISCRETION. ABSENT SUCH WAIVER, THE MANAGEMENT/ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.


(2) "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.



(3) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES FOR THE PORTFOLIO WOULD BE .25%.


(4) ABSENT THESE FEE WAIVERS. TOTAL OPERATING EXPENSES FOR CLASS A SHARES OF THE PORTFOLIO WOULD BE .87%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at
  the end of each time period:                                                    $       6    $      18    $      31    $      69
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS A SHARES. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's New York Intermediate-Term Municipal Portfolio (the "Portfolio"). Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The investment objective of the Portfolio is a high level of current income, exempt from both federal and New York state personal income taxes, consistent with the preservation of principal. There can be no assurance that the Portfolio will achieve its investment objective.

                           It is a fundamental policy of the Portfolio to
                     invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel to the issuers, is exempt from federal income tax (collectively, "Municipal Securities") and is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from New York state personal income tax. These include municipal obligations issued by the State of New York and its political subdivisions or any agency or instrumentality of either of the foregoing, as well as municipal obligations issued by territories or possessions of the United States.

                           Under normal conditions, the Portfolio may invest, in
                     the aggregate, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than New York or taxable money market instruments (including repurchase agreements, U.S. Treasury securities and instruments of certain U.S. commercial banks or savings and loan institutions).


                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are determined by Weiss, Peck & Greer, L.L.C. (the "Adviser"), to be of comparable quality: (i) municipal bonds rated BBB or better by Standard and Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes and certificates of participation which are rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.


                           The Portfolio currently contemplates that it will not
                     invest more than 25% of its total assets (at market value at the time of purchase) in municipal securities, the interest on which is paid from revenues of projects with similar characteristics. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

                           In seeking to attain its investment objective, the
                     Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

                           Normally, the Portfolio will maintain a
                     dollar-weighted average portfolio maturity of five to ten years; however, under certain circumstances this average weighted maturity may fall below five years. There are no restrictions on the maturity of any single instrument in which the Portfolio may invest. The Portfolio's annual portfolio turnover rate is expected to be less than 100% under normal circumstances. See also "Risk Factors."

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     The Portfolio may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                           The taxable money market instruments in which the
                     Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
NEW YORK RISK FACTORS
                     The Portfolio's concentration in investments in New York municipal securities involves greater risks than if their investments were more diversified. These risks result from

                     (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities, (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Portfolio's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In recent years, both the State and the City experienced significant financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been, and could be further, reduced, and its ability to provide assistance to its public authorities and political subdivisions has been, and could be, further impaired. These may have the effect of impairing the ability of the issuers of New York municipal securities to pay interest on, or repay the principal of, such securities. A more complete description of these risks is contained in the Statement of Additional Information.

NON-DIVERSIFICATION
                     In addition to the risks, described above, arising from concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings in excess of 5% of the Portfolio's total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .39% of the average daily net assets of the Portfolio. In addition, the Manager and Adviser have voluntarily agreed to waive a portion of their fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .55% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. Each of the Manager and the Adviser reserves the right, in its sole discretion, to terminate its waiver at any time.
THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., ("WPG") serves as the Portfolio's investment adviser under an advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. At September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, NY 10004.


                           S. Blake Miller, CFA, and Nancy J. Neiman act as the
                     portfolio managers for the Portfolio. Mr. Miller, an Associate Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1986. Ms. Neiman, an

                     Associate Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988 and its predecessor since 1985.


                           For its services to the New York Intermediate-Term
                     Municipal Portfolio, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .18% of the combined average daily net assets of the non-money market portfolios of the Trust advised by the Adviser up to $150 million, and .16% of such assets in excess of $150 million. Such fees are allocated daily among these portfolios on the basis of their relative net assets. The Adviser has voluntarily agreed to waive a portion of its fee, as described under "The Manager." As of August 31, 1997, the Portfolio had not commenced operations.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.



                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Distributor is entitled to receive a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services; maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days").


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.



                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) on each Business Day.



                           Information about the market value of each portfolio
                     security may be obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, total return and tax equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Portfolio may also be quoted as a dollar amount or on an aggregate basis, an actual basis.

                           The tax equivalent yield is calculated by determining
                     the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal, state and local income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholders during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.


NEW YORK STATE AND LOCAL
TAXES

                     The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.


                           Dividends paid by the Portfolio that are derived from
                     interest on Municipal Securities issued by New York State and the political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                           Shareholders should consult their tax advisers
                     concerning the state and local tax consequences of investment in the Portfolio, which may differ from the federal income tax consequences described above.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Pennsylvania Municipal Portfolio, Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES

                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is periodically declared and paid as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND
RISK FACTORS
          ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS
AND PUTS

                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS

                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Risk Factors..............................................................     4
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

SEI TAX EXEMPT TRUST


DECEMBER 31, 1997


--------------------------------------------------------------------------------

INSTITUTIONAL TAX FREE PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A and Class B shares of the Institutional Tax Free Portfolio (the "Portfolio"), a money market portfolio.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------


                                                                                                   CLASS A     CLASS B
                                                                                                  ----------  ----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                                         .29%        .29%
12b-1 Fees                                                                                              None        None
Total Other Expenses                                                                                    .04%        .34%
  Shareholder Servicing Fees (AFTER FEE WAIVER)                                                     .00%(2)     .25%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                                                        .33%        .63%
------------------------------------------------------------------------------------------------------------------------


(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ADVISORY FEES FOR CLASS A AND CLASS B SHARES OF THE PORTFOLIO WOULD BE .40%.


(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE FOR THE CLASS A SHARES, AND THE SHAREHOLDER SERVICING FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, SHAREHOLDER SERVICING FEES FOR CLASS A SHARES OF THE PORTFOLIO WOULD BE .25%.


(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES OF THE PORTFOLIO WOULD BE .69% FOR CLASS A SHARES AND .74% FOR THE CLASS B SHARES. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."

EXAMPLE
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class A                                                                       $       3    $      11    $      19    $      42
    Class B                                                                       $       6    $      20    $      35    $      79
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS A AND CLASS B SHARES. THE PORTFOLIO ALSO OFFERS CLASS C SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS C SHARES BEAR DIFFERENT SHAREHOLDER SERVICING COSTS. A PERSON WHO PURCHASES SHARES THROUGH AN ACCOUNT WITH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR CLASS A SHARES OUTSTANDING THROUGHOUT THE PERIOD

                                            INVESTMENT                                             NET REALIZED AND
                                            ACTIVITIES                DISTRIBUTIONS                UNREALIZED GAIN
                                NET ASSET   -----------   --------------------------------------      (LOSS) ON
                                 VALUE,         NET          NET          NET                      INVESTMENTS AND    NET ASSET
                                BEGINNING   INVESTMENT    INVESTMENT    REALIZED       TOTAL           CAPITAL        VALUE END
                                OF PERIOD     INCOME        INCOME        GAIN      DISTRIBUTIONS    TRANSACTIONS     OF PERIOD
-------------------------------------------------------------------------------------------------------------------   ---------
------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31:
  1997                           $ 1.00       $0.034        $ (0.034)    $     --     $(0.034)          $   --         $ 1.00
  1996                             1.00        0.035          (0.035)          --      (0.035)              --           1.00
  1995                             1.00        0.036          (0.036)          --      (0.036)              --           1.00
  1994                             1.00        0.025          (0.025)          --      (0.025)              --           1.00
  1993                             1.00        0.026          (0.026)          --      (0.026)              --           1.00
  1992                             1.00        0.036          (0.036)          --      (0.036)              --           1.00
  1991                             1.00        0.049          (0.049)          --      (0.049)              --           1.00
  1990(1)                          1.00        0.033          (0.033)          --      (0.033)              --           1.00
FOR THE YEARS ENDED JANUARY 31:
  1990                           $ 1.00       $0.059        $ (0.059)          --     $(0.059)              --         $ 1.00
  1989                             1.00        0.048          (0.048)          --      (0.048)              --           1.00
  1988                             1.00        0.042          (0.042)          --      (0.042)              --           1.00
Class B
FOR THE YEARS ENDED AUGUST 31:
  1997                           $ 1.00       $0.031        $ (0.031)    $     --     $(0.031)          $   --         $ 1.00
  1996                             1.00        0.032          (0.032)          --      (0.032)              --           1.00
  1995                             1.00        0.033          (0.033)          --      (0.033)              --           1.00
  1994                             1.00        0.022          (0.022)          --      (0.022)              --           1.00
  1993                             1.00        0.023          (0.023)          --      (0.023)              --           1.00
  1992                             1.00        0.033          (0.033)          --      (0.033)              --           1.00
  1991(2)                          1.00        0.038          (0.038)          --      (0.038)              --           1.00

                                                                                                  RATIO OF
                                                                                                    NET
                                                                        RATIO OF                 INVESTMENT
                                                                        EXPENSES     RATIO OF    INCOME TO
                                                                       TO AVERAGE      NET        AVERAGE
                                                           RATIO OF    NET ASSETS   INVESTMENT   NET ASSETS
                                           NET ASSETS,     EXPENSES    (EXCLUDING   INCOME TO    (EXCLUDING
                                 TOTAL        END OF      TO AVERAGE      FEE        AVERAGE        FEE
                                 RETURN    PERIOD (000)   NET ASSETS    WAIVERS)    NET ASSETS    WAIVERS)
------------------------------
------------------------------
INSTITUTIONAL TAX FREE PORTFOL
------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31:
  1997                             3.44%     $  999,946      0.33%        0.69%        3.39%        3.03%
  1996                             3.52%        835,388      0.33%        0.49%        3.46%        3.30%
  1995                             3.70%        788,877      0.33%        0.52%        3.64%        3.45%
  1994                             2.51%        835,516      0.33%        0.50%        2.48%        2.31%
  1993                             2.59%        763,040      0.33%        0.49%        2.55%        2.39%
  1992                             3.66%        623,689      0.33%        0.51%        3.54%        3.36%
  1991                             5.20%        448,390      0.33%        0.53%        4.91%        4.71%
  1990(1)                          3.32%+       226,658      0.33%*       0.56%*       5.64%*       5.41%*
FOR THE YEARS ENDED JANUARY 31
  1990                             6.11%     $  177,342      0.52%        0.60%        5.90%        5.82%
  1989                             5.05%         99,774      0.55%        0.57%        4.80%        4.78%
  1988                             4.28%        223,653      0.55%        0.56%        4.20%        4.19%
Class B
FOR THE YEARS ENDED AUGUST 31:
  1997                             3.13%     $   34,783      0.63%        0.73%        3.10%        3.00%
  1996                             3.21%         14,156      0.63%        0.80%        3.16%        2.99%
  1995                             3.39%         15,084      0.63%        0.82%        3.32%        3.13%
  1994                             2.21%         21,725      0.63%        0.81%        2.31%        2.13%
  1993                             2.29%          3,040      0.63%        0.79%        2.22%        2.06%
  1992                             3.35%            686      0.63%        0.81%        3.22%        3.04%
  1991(2)                          3.89%+         1,515      0.63%*       0.84%*       4.34%*       4.13%*


  * ANNUALIZED

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 (1) IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.

 (2) THE INSTITUTIONAL TAX-FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON OCTOBER 15, 1990.

THE TRUST
      __________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A and Class B shares of the Trust's Institutional Tax Free Portfolio (the "Portfolio"). As of September 30, 1997, the aggregate net assets of all classes of the Institutional Tax Free Portfolio was $992,670,088. Investors may also purchase Class C shares of the Portfolio. Each class provides for variation in shareholder servicing expenses, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.

                           The Portfolio invests in U.S. dollar denominated
                     municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio to invest at least 80% of its net assets in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers, and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."


                           The Adviser will not invest more than 25% of
                     Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

                           There could be economic, business, or political
                     developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.



                           Securities rated in the highest rating category
                     (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.



                           The Portfolio may purchase securities on a
                     "when-issued" basis, variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. While the Portfolio generally intends to be fully invested in federally tax-exempt securities, the Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.


                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses to not more than .33% of the average daily net assets of the Class A shares of the Portfolio and not more than .63% of the average daily net assets of the Class B shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .25% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Weiss, Peck & Greer, L.L.C., serves as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser is a limited liability company founded as
                     a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.



                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.



                           For its services, the Adviser is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1997 the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolio has adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.


                           Under the Class A plan, the Distributor is entitled
                     to receive a fee at an annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Administrative services include sub-accounting, providing information on share positions to clients, forwarding shareholder communications to clients, processing purchase, exchange and redemption orders, and processing divided payments.



                           Under the Class B shareholder service plan, the
                     Distributor is entitled to receive shareholder service fees at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under its administrative services plan, Class B shares will pay administrative services fees to the Distributor at specified percentages of the average daily net assets of the shares of the Class (up to .05%). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders and processing dividend payments.



                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.


                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.


                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Transfer Agent determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.



                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time, on each Business Day.



                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption will be effective on the next Business Day.


                           If a shareholder's aggregate balance is less than $45
                     million as a result of redemption or transfer, for a period of seven consecutive days, the Trust reserves the right to redeem that shareholder's shares in the Portfolio for their current net asset value. Before the Trust redeems such shares, the shareholder will be given notice that the value of its shares is less than the minimum amount and will be allowed sixty days to make an additional investment in an amount that will increase the value of the account to at least $50 million.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                           The performance of Class A shares will normally be
                     higher than that of Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO

                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS

                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.


                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.


                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST


                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pay its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST

                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING

                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES


                     Shareholder inquiries should be directed to the Manager. SEI Fund Management, Oaks, Pennsylvania, 19456.

DIVIDENDS


                     The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. Currently, capital gains, if any, are distributed at the end of the calendar year.


                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                           The dividends on Class A shares of the Portfolio are
                     normally higher than those on Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS

                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT

                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES

                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES

                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS

                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS


                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS


                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS

                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     5
Investment Limitations....................................................     6
The Manager...............................................................     6
The Adviser...............................................................     7
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    10
Taxes.....................................................................    11
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    14

SEI TAX EXEMPT TRUST
DECEMBER 31, 1997

--------------------------------------------------------------------------------

INSTITUTIONAL TAX FREE PORTFOLIO
---------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class B shares of the Institutional Tax Free Portfolio (the "Portfolio"), a money market portfolio.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF
AVERAGE NET ASSETS)                                                    CLASS B
------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                          .29%
12b-1 Fees                                                               None
Total Other Expenses                                                     .34%
    Shareholder Servicing Fees                                  .25%
------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (2)                         .63%
------------------------------------------------------------------------------

(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ADVISORY FEES FOR CLASS B SHARES OF THE PORTFOLIO WOULD BE .40%.
(2) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES OF THE PORTFOLIO WOULD BE .74% FOR THE CLASS B SHARES. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."

EXAMPLE
--------------------------------------------------------------------------------

                                               1 YR.   3 YRS.   5 YRS.   10 YRS.
                                               -----   ------   ------   -------
An investor in Class B shares of the
  Portfolio would pay the following expenses
  on a $1,000 investment assuming (1) a 5%
  annual return and (2) redemption at the end
  of each time period:
    Class B                                     $6      $20      $35       $79
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS B SHARES. THE PORTFOLIO ALSO OFFERS CLASS A AND CLASS C SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A AND CLASS C SHARES BEAR DIFFERENT SHAREHOLDER SERVICING COSTS. A PERSON WHO PURCHASES SHARES THROUGH AN ACCOUNT WITH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

FINANCIAL HIGHLIGHTS

                  ______________________________________________________________

The following financial highlights for a share outstanding throughout each period have been derived from the Trust's financial statements which were audited by Arthur Andersen LLP, independent accountants, whose report thereon, dated October 17, 1997, was unqualified. This information should be read in conjunction with the Trust's financial statements for the fiscal year ended August 31, 1997, and notes thereto which are incorporated by reference to the Trust's Statement of Additional Information. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR CLASS B SHARES OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                 NET REALIZED
                                                                                                      AND
                                             INVESTMENT                                           UNREALIZED
                                    NET      ACTIVITIES              DISTRIBUTIONS                GAIN (LOSS)
                                   ASSET     ----------  --------------------------------------       ON
                                  VALUE,        NET          NET          NET                     INVESTMENTS
                                 BEGINNING   INVESTMENT  INVESTMENT    REALIZED       TOTAL       AND CAPITAL
                                 OF PERIOD     INCOME      INCOME        GAIN      DISTRIBUTIONS TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
------------------------------
INSTITUTIONAL TAX FREE
PORTFOLIO
-----------------------------
Class B
FOR THE YEARS ENDED AUGUST 31:
1997                             $    1.00   $    0.031  $    (0.031)  $  --        $   (0.031)    $  --
1996                                  1.00        0.032       (0.032)     --            (0.032)       --
1995                                  1.00        0.033       (0.033)     --            (0.033)       --
1994                                  1.00        0.022       (0.022)     --            (0.022)       --
1993                                  1.00        0.023       (0.023)     --            (0.023)       --
1992                                  1.00        0.033       (0.033)     --            (0.033)       --
1991 (2)                              1.00        0.038       (0.038)     --            (0.038)       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                                                                                                          RATIO OF NET
                                                                   RATIO OF     RATIO OF      RATIO OF     INVESTMENT
                                                                   EXPENSES   EXPENSES TO       NET        INCOME TO
                                   NET               NET ASSETS,      TO      AVERAGE NET    INVESTMENT   AVERAGE NET
                                  ASSET                  END       AVERAGE       ASSETS      INCOME TO       ASSETS
                                VALUE END   TOTAL     OF PERIOD      NET       (EXCLUDING     AVERAGE      (EXCLUDING
                                OF PERIOD  RETURN       (000)       ASSETS    FEE WAIVERS)   NET ASSETS   FEE WAIVERS)
------------------------------
------------------------------
INSTITUTIONAL TAX FREE
PORTFOLIO
-----------------------------
Class B
FOR THE YEARS ENDED AUGUST 31:
1997                            $   1.00    3.13%      $  34,783    0.63%        0.73%         3.10%         3.00%
1996                                1.00    3.21%         14,156    0.63%        0.80%         3.16%         2.99%
1995                                1.00    3.39%         15,084    0.63%        0.82%         3.32%         3.13%
1994                                1.00    2.21%         21,725    0.63%        0.81%         2.31%         2.13%
1993                                1.00    2.29%          3,040    0.63%        0.79%         2.22%         2.06%
1992                                1.00    3.35%            686    0.63%        0.81%         3.22%         3.04%
1991 (2)                            1.00    3.89%          1,515    0.63%*       0.84%*        4.34%*        4.13%*
------------------------------
------------------------------


*   ANNUALIZED
+   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE INSTITUTIONAL TAX-FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON OCTOBER 15, 1990.

THE TRUST
       _________________________________________________________________________


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class B shares of the Trust's Institutional Tax Free Portfolio (the "Portfolio"). As of September 30, 1997, the aggregate net assets of all classes of the Institutional Tax Free Portfolio was $992,670,088. Investors may also purchase Class A and Class C shares of the Portfolio. Each class provides for variation in shareholder servicing expenses, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES
     ___________________________________________________________________________

                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.
                           The Portfolio invests in U.S. dollar denominated
                      municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio to invest at least 80% of its net assets in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers, and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.

                           The Portfolio may purchase municipal bonds, municipal
                      notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."

                           The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.
                           There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL
INVESTMENT
POLICIES
     ___________________________________________________________________________


                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible quality securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of equivalent quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.


                           Securities rated in the highest rating category
                      (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.


                           The Portfolio may purchase securities on a
                      "when-issued" basis, variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. While the Portfolio generally intends to be fully invested in federally tax-exempt securities, the Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.

                           For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
         _______________________________________________________________________

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      THE PORTFOLIO MAY NOT:
                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current
                         value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.
                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.
                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER_____________________________________________________________________

                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.
                           For these services, the Manager is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses to not more than .63% of the average daily net assets of the Class B shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1997, the Portfolio paid management fees, after waivers, of .25% of its average daily net assets.

THE ADVISER
         _______________________________________________________________________

                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

                           The Adviser is a limited liability company founded as
                      a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1997, total assets under management were approximately $14.6 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                           Janet Fiorenza acts as the portfolio manager for the
                      Portfolio. Ms. Fiorenza, a Principal of the Adviser, has been associated with the Adviser's Tax Exempt Fixed Income group since 1988, and with its predecessor since 1980.


                           For its services, the Adviser is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1997 the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________


                      SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SE Investments"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                           The Portfolio has adopted plans under which firms,
                      including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.

                           Under the Class B shareholder service plan, the
                      Distributor is entitled to receive shareholder service fees at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under its administrative services plan, Class B shares will pay administrative services fees to the Distributor at specified percentages of the average daily net assets of the shares of the Class (up to .05%). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders and processing dividend payments.

                           It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.
                           The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.

                           The Distributor may, from time to time and at its own
                      expense provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.


PURCHASE AND
REDEMPTION OF
SHARES
    ____________________________________________________________________________


                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                      on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed.

                           The Trust reserves the right to reject a purchase
                      order when the Transfer Agent determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                           The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time, on each Business Day.


                           Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption will be effective on the next Business Day.

                           If a shareholder's aggregate balance is less than $45
                      million as a result of redemption or transfer, for a period of seven consecutive days, the Trust reserves the right to redeem that shareholder's shares in the Portfolio for their current net asset value. Before the Trust redeems such shares, the shareholder will be given notice that the value of its shares is less than the minimum amount and will be allowed sixty days to make an additional investment in an amount that will increase the value of the account to at least $50 million.
                           Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                           If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE_____________________________________________________________________

                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.
                           The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.
                           The performance of Class A shares will normally be
                      higher than that of Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
TAXES
  ______________________________________________________________________________

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE PORTFOLIO
                      The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF DISTRIBUTIONS
                      The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.
                           Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.
                           Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                           The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.
                           Each sale, exchange, or redemption of the Portfolio's
                      shares is a taxable transaction to the shareholder.

GENERAL
INFORMATION
         _______________________________________________________________________
THE TRUST

                      The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pay its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                      The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                      Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                      The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                      Shareholder inquiries should be directed to the Manager. SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS

                      The net investment income (exclusive of capital gains) of the Portfolio is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month. Currently, capital gains, if any, are distributed at the end of the calendar year.

                           Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
                           The dividends on Class A shares of the Portfolio are
                      normally higher than those on Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.
COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS
                      Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                      CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS
               _________________________________________________________________

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MUNICIPAL SECURITIES
                      Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                           General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                           Municipal notes include general obligation notes, tax
                      anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                      Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND PUTS
                      Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.
U.S. GOVERNMENT OBLIGATIONS

                      Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING RATE INSTRUMENTS
                      Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

                      When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses........................          2
Financial Highlights.............................          3
The Trust........................................          4
Investment Objective and Policies................          4
General Investment Policies......................          5
Investment Limitations...........................          6
The Manager......................................          6
The Adviser......................................          7
Distribution and Shareholder Servicing...........          7
Purchase and Redemption of Shares................          8
Performance......................................         10
Taxes............................................         10
General Information..............................         12
Description of Permitted Investments and Risk
  Factors........................................         13

                              SEI TAX EXEMPT TRUST

Manager:

  SEI Fund Management

Distributor:


  SEI Investments Distribution Co.


Investment Advisers and Sub-Advisers:


  Morgan Grenfell Capital Management Incorporated



  SEI Investments Management Corporation


  Standish, Ayer & Wood, Inc.

  Weiss, Peck & Greer L.L.C.


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated December 31, 1997. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


The Trust.............................................................................        S-2
Description of Permitted Investments..................................................        S-2
Description of Ratings................................................................        S-5
Investment Limitations................................................................        S-6
State Specific Disclosure.............................................................        S-8
The Manager...........................................................................        S-9
The Advisers and Sub-Adviser..........................................................       S-10
Distribution and Shareholder Servicing................................................       S-10
Trustees and Officers of the Trust....................................................       S-12
Performance...........................................................................       S-14
Determination of Net Asset Value......................................................       S-16
Purchase and Redemption of Shares.....................................................       S-17
Shareholder Services..................................................................       S-18
Taxes.................................................................................       S-18
Portfolio Transactions................................................................       S-20
Description of Shares.................................................................       S-22
Limitation of Trustees' Liability.....................................................       S-22
Shareholder Liability.................................................................       S-22
5% Shareholders.......................................................................       S-23
Experts...............................................................................       S-25
Financial Statements..................................................................       S-25



December 31, 1997

                                   THE TRUST


    SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. This Statement of Additional Information relates to the following portfolios: Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free, and New York Intermediate-Term Municipal Portfolios (each a "Portfolio," and collectively, the "Portfolios"), and any different classes of the Portfolios. Except for differences between the Class A, Class B, Class C, Class D and CNI Class shares of any Portfolio pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, voting rights and/or dividends, each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share of that Portfolio.



                      DESCRIPTION OF PERMITTED INVESTMENTS


    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.


    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Portfolio's net asset value.



    INVESTMENT COMPANY SHARES--Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this statement of additional information. These investment companies typically incur fees that are separate from those fees incurred directly by a Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio.


    MUNICIPAL LEASES--Each Portfolio may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Portfolio may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Portfolio or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Portfolio realizes a loss on the sale of the collateral securities. The Advisers or Sub-Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Portfolios to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Advisers or Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Portfolios, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Portfolios are treated as unsecured creditors.


    STANDBY COMMITMENTS--PUT TRANSACTIONS--The Portfolios reserve the right to engage in put transactions. The Advisers and Sub-Adviser have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Portfolios can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolios to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Portfolios would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Portfolio would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.


    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Portfolios will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.


    The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.


    WHEN-ISSUED SECURITIES--These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.


    The Portfolios will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.


    The Portfolios will establish segregated accounts with the Custodian and will maintain liquid assets in an amount at least equal in value to the Portfolios' commitments to purchase when-issued securities.


                             DESCRIPTION OF RATINGS

    MUNICIPAL NOTE RATINGS. A Standard & Poor's Corporation ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2  Satisfactory capacity to pay principal and interest.

    Moody's Investors Service, Inc. ("Moody's") highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

    MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

    Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.

They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

                             INVESTMENT LIMITATIONS

No Portfolio may:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Portfolio has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Portfolio's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Portfolios, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


2. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal and Pennsylvania Tax Free Portfolios may only purchase securities of money market funds and the New York Intermediate-Term Municipal Portfolio may purchase securities of other investment companies, in either case, as permitted by the 1940 Act and the rules and regulations thereunder.



3. Make loans, except that each Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Portfolio's net assets, except for the Intermediate-Term Municipal and New York Intermediate-Term Municipal Portfolios, for which it cannot exceed 15% of the Portfolio's net assets.


4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at current value at the time of the incurrence of such loan.

5.  Invest in companies for the purpose of exercising control.

 6. Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Portfolio may invest in municipal securities or other obligations secured by real estate or other interests therein.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the Adviser or Sub-Adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

13. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by its Prospectus and this Statement of Additional Information.


14. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Portfolio and the California Tax Exempt Portfolio may not invest in oil, gas or mineral leases.


15. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Portfolio, Tax Free Portfolio, Institutional Tax Free Portfolio, and Pennsylvania Municipal Portfolio. For the Pennsylvania Municipal Portfolio, this limitation does not apply to the extent stated in its investment objective and policies.


    The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval, except that for the New York Intermediate-Term Municipal Portfolio investment limitations 2, 4, 8, 11, 12, 13 and 14 are not fundamental and do not require shareholder approval to be amended. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Portfolios to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.

                           STATE SPECIFIC DISCLOSURE

    The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES


    The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.



    ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.


SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES


    REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.



    NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in recent years.


SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES


    REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.



    LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

                                  THE MANAGER



    The Trust and SEI Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement (the "Management Agreement"). Formerly, SEI Financial Management Corporation ("SFM") served as the manager to the Trust. The Management Agreement provides that the Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to any Portfolio without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Portfolio or by the Manager on not less than 30 days' nor more than 60 days' written notice.


    SEI Management, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SEI Management. SEI Investments and its subsidiaries and affiliates, including SEI Management, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SEI Management and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.



    For the fiscal years ended August 31, 1995, 1996, and 1997 the Portfolios paid management fees, after waivers and/or reimbursements as follows:



                                                                                FEES WAIVED OR
                                                       FEES PAID (000)         REIMBURSED (000)
                                                    ----------------------  ----------------------
PORTFOLIO                                            1995    1996    1997    1995    1996    1997
--------------------------------------------------  ------  ------  ------  ------  ------  ------
Tax Free Portfolio................................  $  991  $1,099  $1,420  $  207  $  158  $    0
Institutional Tax Free Portfolio..................  $1,548  $1,697  $2,472  $1,567  $1,283  $1,080
California Tax Exempt Portfolio...................  $  486  $  581  $  848  $  330  $  305  $  158
Intermediate-Term Municipal Portfolio.............  $  288  $  279  $  412  $  125  $   74  $   40
Pennsylvania Municipal Portfolio..................  $  132  $  183  $  200  $  253  $  174  $  140
Pennsylvania Tax Free Portfolio...................  $   42  $   66  $   93  $   33  $   43  $   43
New York Intermediate-Term Municipal
  Portfolio.......................................    *       *       *       *       *       *


------------------------

* Not in operation during the period.

                          THE ADVISERS AND SUB-ADVISER

    Each Advisory Agreement or Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory or Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Portfolio or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.


    For the fiscal years ended August 31, 1995, 1996 and 1997, the Portfolios paid advisory fees, after waivers and/or reimbursements as follows:



                                                                       FEES WAIVED OR
                                                    FEES PAID (000)   REIMBURSED (000)
                                                    ----------------  ----------------
PORTFOLIO                                           1995  1996  1997  1995  1996  1997
--------------------------------------------------  ----  ----  ----  ----  ----  ----
Tax Free Portfolio................................  $129  $137  $153  $ 0   $ 0   $ 0
Institutional Tax Free Portfolio..................  $334  $325  $384  $ 0   $ 0   $ 0
California Tax Exempt Portfolio...................  $137  $151  $170  $ 0   $ 0   $ 0
Intermediate-Term Municipal Portfolio+............  $131  $254  $622  $60   $ 0   $ 0
Pennsylvania Municipal Portfolio..................  $262  $202  $195  $ 4   $ 0   $ 0
Pennsylvania Tax Free Portfolio...................  $  8  $ 12  $ 15  $ 0   $ 0   $ 0
New York Intermediate-Term Municipal
  Portfolio.......................................   *     *     *     *     *     *


------------------------

* Not in operation during the period.


+ Amounts paid for the Portfolio since April 16, 1996, were paid to SIMC, who paid Standish, Ayer & Wood out this advisory fee.


                     DISTRIBUTION AND SHAREHOLDER SERVICING


    The Trust has adopted Distribution Plans for Class D and CNI Class shares of the Portfolios (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Portfolio or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Plans provide that the Trust will pay the Distributor a fee on the Class D and CNI Class shares of the Portfolio. The Distributor may use this fee for:
(i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.



    The Portfolios have also adopted shareholder servicing plans for its Class A, Class B, Class C and CNI Class shares (the "Service Plans"), and Administrative Services Plans for its Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.



    For the fiscal year ended August 31, 1997, the Portfolios paid the following amounts pursuant to the Distribution Plans:



                                                           AMOUNT PAID TO
                                                           THIRD PARTIES
                                                           BY DISTRIBUTOR
                                                                 OF                   PROSPECTUS
                                                           DISTRIBUTION-              PRINTING &         COSTS
                                        TOTAL     BASIS       RELATED        SALES     MAILING      ASSOCIATED WITH
PORTFOLIO/CLASS                         AMOUNT    POINTS      SERVICES      EXPENSES    COSTS        REGISTRATION
------------------------------------  ----------  ------   --------------   --------  ----------   -----------------
California Tax Exempt Portfolio --
  CNI Class+........................  $  972,801     .25%    $  972,801     $    0     $     0          $     0
Tax Free Portfolio -- Class D.......  $        4     .25%    $        4     $    0     $     0          $     0


------------------------


+ Formerly the Class C shares; converted to Class G shares on March 18, 1996, and renamed CNI Class shares effective on December 31, 1997.


    Except to the extent that the Manager or Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plans or related agreements.


    For the fiscal years ended August 31, 1995, 1996 and 1997, the aggregate sales charges payable to the Distributor with respect to the Class D shares for the Tax Free Portfolio were as follows:



                        AGGREGATE SALES CHARGE      AMOUNT RETAINED
               YEAR     PAYABLE TO DISTRIBUTOR      BY DISTRIBUTOR
               ----     ----------------------      ---------------
               1995            $38,648                  $3,468
               1996            $17,368                  $1,614
               1997            $     0                  $    0

                       TRUSTEES AND OFFICERS OF THE TRUST



    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., Boston 1784 Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, open-end management investment companies which are managed by SEI Fund Management or its affiliates and, except for and with the exception of Profit Funds Investment Trust, Rembrandt
Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co. (the "Distributor").



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI for which Mr. Nesher is compensated. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Manager and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI International Trust, Insurance Investment Products Trust, Boston 1784 Funds-Registered Trademark-, Pillar Funds, and Rembrandt Funds-Registered Trademark-.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor, Director and Secretary of SEI and Secretary of the Manager and Distributor. Trustee of the Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc. from October 1981 to January 1, 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981. President, H & W Distribution, Inc. since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI International Trust.



    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--89A Mt. Vernon Street, Boston, MA 02108.-- Partner, Dechert Price & Rhoads, from September 1987 - December 1993. Trustee of the Arbor Fund, Marquis Funds-Registered Trademark-, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--48 Catherine Drive, Peabody, MA 01960. General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.



    DAVID G. LEE (DOB 04/16/52)--President and Chief Executive Officer--Senior Vice President of the Manager and Distributor since 1993. Vice President of the Manager and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.



    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Manager and Distributor since 1988.



    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel of SEI, the Manager and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Manager and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor.



    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary--Deputy General Counsel, Vice President and Assistant Secretary of SEI, the Manager and Distributor since 1994, General Counsel, Investment Systems & Services since 1997. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and the Manager since 1996. Vice President of Fund Accounting, BISYS Fund Services (1995-1996). Fidelity Investments (1981-1995).



    TODD CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).



    BARBARA A. NUGENT (DOB 06/18/56)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Manager and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993), Assistant Vice President - Operations, Delaware Service Company, Inc. (1988-1992).



    MARC H. CAHN (DOB 06/19/57)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Manager and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).


------------------------


 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



**Messrs. Gooch, Storey, Sullivan and Morris serve as members of the Audit
  Committee of the Trust.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended August 31, 1997:



                                                               PENSION OR                          TOTAL COMPENSATION
                                             AGGREGATE         RETIREMENT          ESTIMATED        FROM REGISTRANT
                                           COMPENSATION     BENEFITS ACCRUED        ANNUAL          AND FUND COMPLEX
                                          FROM REGISTRANT      AS PART OF        BENEFITS UPON     PAID TO DIRECTORS
NAME OF PERSON AND POSITION               FOR FYE 8/31/97     FUND EXPENSES       RETIREMENT        FOR FYE 8/31/97
----------------------------------------  ---------------  -------------------  ---------------  ----------------------
Robert A. Nesher, Trustee...............     $  --                    N/A                N/A     $  --
William M. Doran, Trustee...............     $  --                    N/A                N/A     $  --
F. Wendell Gooch, Trustee...............     $  12,162                N/A                N/A     $96,750 on services on
                                                                                                   8 boards
Frank E. Morris, Trustee................     $  12,162                N/A                N/A     $96,750 on service on
                                                                                                   8 boards
James M. Storey, Trustee................     $  12,162                N/A                N/A     $96,750 on service on
                                                                                                   8 boards
George J. Sullivan, Trustee.............     $  12,162                N/A                N/A     $96,750 on services on
                                                                                                   8 boards



    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.


                                  PERFORMANCE

    From time to time, the Portfolios may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Portfolios that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Portfolios compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)(365/7)} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal, and New York Intermediate-Term Portfolios may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Portfolios refers to the annualized income generated by an investment in the Portfolios over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:


    Yield = 2([(a-b)/(cd) + 1)](6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolios and other factors.

    Yields are one basis upon which investors may compare the Portfolios with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


    For the 7-day period ended August 31, 1997, the end of the Trust's most recent fiscal year, the money market Portfolios' current effective and tax-equivalent yields were as follows:



                                                                                             7-DAY             7-DAY
                                                                           7-DAY        TAX-EQUIVALENT    TAX-EQUIVALENT
PORTFOLIO                                    CLASS      7-DAY YIELD   EFFECTIVE YIELD        YIELD        EFFECTIVE YIELD
----------------------------------------  -----------   -----------   ---------------   ---------------   ---------------
Tax Free Portfolio......................  Class A          3.18%           3.23%              5.26%             5.35%
                                          Class D          2.84%           2.88%              4.93%             5.00%

Institutional Tax Free Portfolio........  Class A          3.34%           3.40%              5.53%             5.63%
                                          Class B          3.04%           3.09%              5.03%             5.12%
                                          Class C          2.84%           2.88%              4.70%             4.77%

California Tax Exempt Portfolio.........  Class A          3.07%           3.12%              6.01%             6.11%
                                          Class B             *               *                  *                 *
                                          Class C             *               *                  *                 *
                                          CNI Class+       2.57%           2.60%              5.03%             5.09%

Pennsylvania Tax Free Portfolio.........  Class A          3.15%           3.20%              5.47%             5.56%


------------------------

* Not in operation during the period


+ Formerly the Class C shares; converted to Class G shares on March 18, 1996,
  and renamed CNI Class shares effective on December   , 1997.



    For the 30-day period ended August 31, 1997, yields on the Portfolios other than the money market Portfolios were as follows:



                                                                                          YIELD
                                                                                --------------------------
                                                                                               30-DAY
PORTFOLIO                                                              CLASS     30-DAY    TAX EQUIVALENT
-------------------------------------------------------------------  ---------  ---------  ---------------
New York Intermediate-Term Municipal Portfolio.....................    Class A      *             *
Pennsylvania Municipal Portfolio...................................    Class A       4.83%         8.39%
Intermediate-Term Municipal Portfolio..............................    Class A       4.22%         6.99%


------------------------

* Not in operation during the period.


    From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal and New York Intermediate-Term Municipal Portfolios may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Portfolios from inception through August 31, 1997 and for the one, five and ten year periods ended August 31, 1997 were as follows:



                                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                        --------------------------------------------------------
                                                                                                                       SINCE
PORTFOLIO                               CLASS                             ONE YEAR       FIVE YEAR     TEN YEAR      INCEPTION
--------------------------------------  ------------------------------  -------------  -------------  -----------  -------------
Tax Free Portfolio....................  Class A(1)                             3.31%          2.92%         3.88%         4.19%
                                        Class D -- Offering Price(9)           2.86%         *             *              3.02%
Institutional Tax Free Portfolio......  Class A(3)                             3.44%          3.15%      4.10             4.30%
                                        Class B(4)                             3.13%          2.84%        *              3.15%
                                        Class C(5)                             2.93%         *             *              2.96%
California Tax Exempt Portfolio.......  Class A                                3.30%          2.99%        *              3.44%
                                        CNI Class+                             2.79%         *             *              2.81%
Pennsylvania Municipal Portfolio......  Class A(6)                             8.08%          5.74%        *              6.54%
Pennsylvania Tax Free Portfolio.......  Class A(7)                             3.39%         *             *              3.28%
Intermediate-Term Municipal
  Portfolio...........................  Class A(8)                             7.93%          5.65%        *              6.36%


--------------------------

  * Not in operation during the period.


  + Formerly the Class C shares; converted to Class G shares on March 18, 1996, and renamed CNI Class shares effective on December 31, 1997.


 (1) Commenced operations 2/1/84

 (2) Commenced operations 10/15/90

 (3) Commenced operations 5/14/90

 (4) Commenced operations 1/5/94

 (5) Commenced operations 5/11/94

 (6) Commenced operations 8/14/89

 (7) Commenced operations 1/21/94


 (8) Commenced operations 9/5/89



 (9) Commenced operations 11/1/94


    Each Portfolio may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Tax Free, Institutional Tax Free, California Tax Exempt and the Pennsylvania Tax Free Portfolios will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

    A Portfolio's use of amortized cost valuation and the maintenance of the Portfolio's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less, and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Advisers will determine that an obligation presents minimal credit risk or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In the event a first tier security of the Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio or the Pennsylvania Tax Free Portfolio is downgraded below first tier security status after purchase, or the Adviser of the of any such Portfolio becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Portfolio's Adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Portfolio's Adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Portfolio. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Portfolio's current net asset value per unit calculated using available market quotations from each Portfolio's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.


    Securities of the Intermediate-Term Municipal, Pennsylvania Municipal and New York Intermediate-Term Municipal Portfolios are valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


                       PURCHASE AND REDEMPTION OF SHARES

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Manager, a Portfolio's Adviser, the Distributor and/or the Custodian are not open for business.

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:


                                                                      PERCENTAGE         DATE OFFER
NAME OF GROUP                                                          DISCOUNT            STARTS
--------------------------------------------------------------------  -----------  ----------------------
Countrywide Funding Corp............................................         100%           July 27, 1994
                                                                              50%      September 23, 1994


    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016.

                              SHAREHOLDER SERVICES


    STOP-PAYMENT REQUESTS (MONEY MARKET PORTFOLIOS ONLY): Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.



    EXCHANGE PRIVILEGE: A shareholder may exchange the shares of the Tax Free Portfolio for which good payment has been received, in his account at any time, regardless of how long he has held his shares.


    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Portfolio (the "Old Portfolio") to be exchanged and the purchase at net asset value of the shares of the other portfolios (the "New Portfolios") plus in certain cases, as disclosed in each Prospectus, any applicable sales charge. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Portfolio, and thus the purchase of shares of the New Portfolios, may be delayed for up to seven days if the Portfolios determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Portfolios may also communicate a shareholder's Exchange Request to the Portfolios subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

FEDERAL INCOME TAX

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Portfolio will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Portfolio as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid individual or non-corporate to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    Each Portfolio within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Portfolio.

    If a Portfolio fails to qualify as a regulated investment company ("RIC") for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Portfolio are expected to qualify for that deduction.

    As noted in the Prospectuses for the Portfolios, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Portfolios and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolios will not be deductible for federal income tax purposes to the extent that the Portfolios distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Portfolios. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

    Issuers of bonds purchased by the Portfolios (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions. Each Portfolio will make periodic reports to shareholders of the source of distributions on a state-by-state basis. Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers and Sub-Adviser are responsible for placing orders to execute Portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Advisers and Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or Sub-Adviser under the Advisory or Sub-Advisory Agreements, and the expenses of the Advisers and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which certain of the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Portfolio's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolios may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Portfolios' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Advisers and Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Advisers or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by an Adviser or Sub-Adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an Adviser or Sub-Adviser the Portfolios, or other accounts managed by the Adviser or Sub-Adviser, will be benefitted by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.



    For the fiscal years ended August 31, 1995, 1996, and 1997, the Portfolios paid no brokerage commissions.


    It is expected that the portfolio turnover rate will normally not exceed 100% for any Portfolio. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Portfolio to receive favorable tax treatment.


    For each of the fiscal years ending August 31, 1996 and 1997, the portfolio turnover rate for each of the following Portfolios was:



                                                                                                TURNOVER RATE
                                                                                           ------------------------
PORTFOLIO                                                                                     1997         1996
-----------------------------------------------------------------------------------------     -----        -----
Pennsylvania Municipal Portfolio.........................................................         34%          66%
Intermediate-Term Municipal Portfolio....................................................         16%          41%
New York Intermediate-Term Municipal Portfolio...........................................       *            *


------------------------

* Not in operation during the period.

                             DESCRIPTION OF SHARES


    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Portfolio, each of which represents an equal proportionate interest in that Portfolio. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Portfolio, after taking into account the Class D and CNI Class distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.


                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS


    As of December 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.



                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------

TAX FREE PORTFOLIO:

  Naidot & Co. ....................................................    121,840,100.000         23.23%
  c/o Bessemer Trust Company
  Attn: Peter Scully
  630 Fifth Avenue 38th Floor
  New York, NY 10111-0100

  SEI Trust Company ...............................................     71,514,729.720         13.64%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456-1100

  EAMCO ...........................................................     36,711,457.660          7.01%
  c/o Riggs Bank NA
  Attn: Pat Murrell
  5700 Rivertech Court R5300
  Riverdale, MD 20737-1250

  Smith & Co. .....................................................     71,075,552.600         13.55%
  c/o First Security Bank of Utah
  Attn: Rick Parr
  P.O. Box 30007
  Salt Lake City, UT 84130-0007

INSTITUTIONAL TAX FREE PORTFOLIO:

  Bank of America NT & SA .........................................     91,351,968.860         10.12%
  Attn: Common Trust Funds
  P.O. Box 3577 Terminal Annex
  Los Angeles, CA 90051-1577

  First American National Bank ....................................     75,697,335.860          8.39%
  Attn: Jeff Eubanks
  800 First American Center
  Nashville, TN 37237

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
  Whitcust & Co. ..................................................     69,909,192.880          7.75%
  c/o Whitney National Bank
  Attn: Darryl Fricke
  228 St. Charles Ave.
  New Orleans, LA 70130-2601

  Calhoun & Co. ...................................................     70,227,692.130          7.78%
  c/o Comerica Bank
  Attn: Dennis Miriani
  P.O. Box 1319, 7th Floor
  Detroit, MI 48231

  CENCO ...........................................................     60,189,418.550          6.67%
  Compass Bank Trust Division
  Attn: Bobby Morris
  P.O. Box 10566
  Birmingham, AL 35296-0001

  Unit & Co. ......................................................     57,935,823.000          6.42%
  c/o US National Bank of Oregon
  Attn: Jeanene Wine
  P.O. Box 3168
  Portland, OR 97208-3168

CALIFORNIA TAX EXEMPT PORTFOLIO:

  Union Investors .................................................      3,407,956.730          6.11%
  c/o SEI Financial Management
  One Freedom Valley Road
  Oaks, PA 19456

  Bank of America NT & SA .........................................      8,454,939.520         15.17%
  Attn: Common Trust Funds
  P.O. Box 3577 Terminal Annex
  Los Angeles, CA 90051-1577

  Union Bank of California ........................................     36,995,438.600         66.38%
  Attn: Jeanne Chizek or Julie Parra
  P.O. Box 109
  San Diego, CA 92112-4103

INTERMEDIATE-TERM MUNICIPAL PORTFOLIO:

  TRANSCO & Company ...............................................      1,788,386.524          6.44%
  c/o Intrust Bank, NA
  Attn: Pat Wills
  P.O. Box 48698
  Wichita, KS 67201-8698

                                                                                          PERCENT OF
NAME AND ADDRESS                                                     NUMBER OF SHARES        FUNDS
-------------------------------------------------------------------  -----------------  ---------------
  SEI Trust Company ...............................................     17,286,729.814         62.23%
  Attn: Jacqueline Esposito
  One Freedom Valley Road
  Oaks, PA 19456

PENNSYLVANIA MUNICIPAL PORTFOLIO:

  Sheldon & Co. (Integra) .........................................      6,495,591.389         69.74%
  c/o National City
  Attn: Trust Mutual Funds
  P.O. Box 94777, LOC 5312
  Cleveland, OH 44101-4777

  SEI Trust Company ...............................................        701,741.429          7.53%
  ATTN: Jacqueline Esposito
  One Freedom Valley Road
  Oaks, PA 19456

  Meg & Co. .......................................................        787,636.673          8.46%
  c/o United States National Bank
  Attn: Debbie Moraca
  P.O. Box 520
  Johnstown, PA 15907-0520

PENNSYLVANIA TAX FREE PORTFOLIO:

  The Farmers Company .............................................      2,434,000.000          5.95%
  c/o Darmer First Bank
  Attn: Wendy Basehoar
  P.O. Box 1000
  Lititz, PA 17543-7000

  The Fulton Company ..............................................     36,407,607.810         89.04%
  c/o Fulton Bank Trust Dept.
  Attn: Dennis Patrice
  One Penn Square
  Lancaster, PA 17602-2853


                                    EXPERTS


    The financial statements incorporated by reference in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.


                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended August 31, 1997, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1997 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

        (1)  Part A: Financial Highlights


        (2) Part B: The following audited financial statements for the Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free and New York Intermediate-Term Municipal Portfolios for the fiscal year ended August 31, 1997, and the report of the independent auditors, Arthur Andersen LLP dated October 17, 1997, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on October 30, 1997, with Accession Number 0000935069-97-000176.



               Schedule of Investments
               Statement of Assets & Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements


    (b) Additional Exhibits


        (1)(a)     Registrant's Declaration of Trust is filed herewith.
        (1)(b)     Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is filed herewith.
        (1)(c)     Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is filed herewith.
        (1)(d)     Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is filed herewith.
        (1)(e)     Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is filed herewith.
        (1)(f)     Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is filed herewith.
        (1)(g)     Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is filed herewith.
        (1)(h)     Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is filed herewith.
        (2)(a)     Registrant's By-Laws are filed herewith.
        (2)(b)     Amended By-Laws are filed herewith.
        (3)        Not Applicable.
        (4)        Not Applicable.
        (5)(a)     Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is filed herewith
        (5)(b)     Investment Advisory Agreement with Bessemer Trust Company as filed with Post
                     Effective Amendment No. 19 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) as previously filed with the Securities and
                     Exchange Commission.
        (5)(c)     Investment Advisory Agreement with First National Bank in Wichita (now
                     INTRUST Bank, NA in Wichita) as filed with Post Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-76990)
                     filed with the Securities and Exchange Commission on December 28, 1990.

        (5)(d)     Investment Advisory Agreement with Woodbridge Capital Management, Inc. as filed with Post Effective Amendment No. 35 to Registrant's Registration on
                     Form N-1A (File No. 2-76990) as previously filed with the Securities and
                     Exchange Commission.
        (5)(e)     Investment Advisory Agreement with State Street Bank and Trust Company as filed with Post Effective Amendment No. 35 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) as previously filed with the
                     Securities and Exchange Commission.
        (5)(f)     Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss,
                     Peck & Greer Advisers, Inc. as filed with Post Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990)
                     filed with the Securities and Exchange Commission on August 17, 1992
                     (adding Bainbridge Tax Exempt Portfolio).
        (5)(g)     Schedule G, dated December 10, 1993, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Intermediate-Term Municipal,
                     California Intermediate-Term Municipal, and New York Intermediate-Term
                     Municipal Portfolios) is filed herewith.
        (5)(h)     Schedule H, dated March 8, 1994, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Institutional Tax Free,
                     Pennsylvania Tax Free, California Tax Exempt, Bainbridge and Tax Free
                     Portfolios) is filed herewith.
        (5)(i)     Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is filed herewith.
        (5)(j)     Investment Advisory Agreement with SEI Financial Management Corporation, is filed herewith.
        (5)(k)     Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc., is filed herewith.
        (6)        Distribution Agreement is filed herewith.
        (7)        Not Applicable.
        (8)        Custodian Agreement is filed herewith.
        (9)(a)     Management Agreement is filed herewith.
        (9)(b)     Schedule E dated August 5, 1992 to Management Agreement as filed with Post
                     Effective Amendment No. 32 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term Municipal
                     Portfolio).
        (9)(c)     Schedule F dated August 5, 1992 to Management Agreement as filed with Post
                     Effective Amendment No. 32 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
        (9)(d)     Schedule G, dated October 29, 1993, to Management Agreement (adding
                     Pennsylvania Tax Free Portfolio) is filed herewith.
        (9)(e)     Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                     Intermediate-Term Municipal Portfolio) is filed herewith.
        (9)(f)     Schedule I, dated October 29, 1993, to Management Agreement (adding
                     California Intermediate-Term Municipal Portfolio) is filed herewith.
        (9)(g)     Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
                     is filed herewith.
        (10)       Opinion and Consent of Counsel is filed herewith
        (11)       Consent of Independent Public Accountants is filed herewith.
        (12)       Not Applicable.
        (13)       Not Applicable.

        (14)       Not Applicable.
        (15)(a)    Distribution Plan is filed herewith.
        (15)(b)    Distribution Plan for Kansas Tax Free Income Portfolio Class B as filed with
                     Post Effective Amendment No. 28 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on October 9, 1990.
        (15)(c)    Distribution Plan for Class D shares (formerly, ProVantage Funds) is filed herewith.
        (15)(d)    Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                     Institutional Tax Free Portfolio is filed herewith.
        (15)(e)    Amended and Restated Class D Distribution Plan is incorporated herein by reference to Post Effective Amendment No. 40 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 23, 1996.
        (15)(f)    Class G Distribution Plan incorporated herein by reference to Post Effective
                     Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     23, 1996.
        (16)       Performance Quotation Computation is filed herewith.
        (17)       Financial Data Schedules are filed herewith.
        (18)(a)    Rule 18f-3 Plan is incorporated herein by reference to Post Effective
                     Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on October
                     30, 1995.
        (18)(b)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Post Effective Amendment No. 40 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 23, 1996.
        (24)       Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran, F.
                     Wendell Gooch, Frank E. Morris, James M. Storey, David G. Lee and George
                     J. Sullivan, Jr., are filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:


    As of December 6, 1997:



                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value
Tax Free Portfolio, Class A.......................................................           42
Tax Free Portfolio, Class D.......................................................            1
Institutional Tax Free Portfolio, Class A.........................................           81
Institutional Tax Free Portfolio, Class B.........................................            8
Institutional Tax Free Portfolio, Class C.........................................           10
California Tax Exempt Portfolio, Class A..........................................           12
California Tax Exempt Portfolio, Class B..........................................          N/A
California Tax Exempt Portfolio, Class C..........................................          N/A
California Tax Exempt Portfolio, CNI Class........................................            2
Intermediate-Term Municipal Portfolio, Class A....................................          116
Pennsylvania Municipal Portfolio, Class A.........................................           35

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Pennsylvania Tax Free Portfolio, Class A..........................................            8
Pennsylvania Tax Free Portfolio, Class B..........................................          N/A
Pennsylvania Tax Free Portfolio, Class C..........................................          N/A
New York Intermediate-Term Municipal Portfolio, Class A...........................          N/A

ITEM 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:



WEISS, PECK & GREER L.L.C.



    The principal address of Weiss, Peck & Greer L.L.C. is One New York Plaza, New York, NY 10004. Weiss, Peck & Greer L.L.C. is an investment adviser registered under the Advisers Act.



    The list required by this item 28 of officers and directors of Weiss, Peck & Greer L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Weiss, Peck & Greer L.L.C. to the Advisers Act (SEC File No. 801-6604).



SEI INVESTMENTS MANAGEMENT CORPORATION



    The principal address of SEI Investment Management Corporation ("SIMC") is Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.



    The list required by this item 28 of officers and directors of SIMC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SIMC to the Advisers Act (SEC File No. 801-24593).



MORGAN GRENFELL CAPITAL MANAGEMENT INC.



    The principal address of Morgan Grenfell Capital Management Inc. ("Morgan Grenfell") is 885 Third Avenue, 32nd Floor, New York, NY 10022. Morgan Grenfell is an investment adviser registered under the Advisers Act.



    The list required by this item 28 of officers and directors of Morgan Grenfell, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan Grenfell to the Advisers Act (SEC File No. 801-27291).


STANDISH, AYER & WOOD, INC.

    The principal address of Standish, Ayer & Wood, Inc. is One Financial Center, Suite 26, Boston, Massachusetts 02111. Standish, Ayer & Wood, Inc. is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of Standish, Ayer & Wood, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Standish, Ayer & Wood, Inc. to the Advisers Act (SEC File no. 801-584).


ITEM 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:


SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
Stepstone Funds                                           January 30, 1991
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
1784 Funds-Registered Trademark-                          June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
Turner Funds                                              April 30, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996

    SEI Investments Distribution Co. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").



    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is, Oaks, PA 19456.



                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director, President & Chief Operating Officer                      --

Carmen V. Romeo                  Director, Executive Vice President & Treasurer                     --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President, President-Investment                     --
                                   Services Division

Dennis J. McGonigle              Executive Vice President                                           --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Jerome Hickey                    Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Steven Kramer                    Senior Vice President                                              --

David G. Lee                     Senior Vice President                                   President & Chief
                                                                                           Executive Officer

William Madden                   Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

A. Keith McDowell                Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President, General Counsel & Secretary      Vice President &
                                                                                           Assistant Secretary

Robert Wagner                    Senior Vice President                                              --

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Marc H. Cahn                     Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Vic Galef                        Vice President & Managing Director                                 --

Kathy Heilig                     Vice President & Treasurer                                         --

Michael Kantor                   Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

Donald H. Korytowski             Vice President                                                     --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Barbara A. Nugent                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Donald Pepin                     Vice President & Managing Director                                 --

Joanne Nelson                    Vice President                                                     --

Kim Rainey                       Vice President                                                     --

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Wayne M. Withrow                 Vice President & Managing Director                                 --

James Dougherty                  Director of Brokerage Services                                     --


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:


           CoreStates Bank, N.A.
           Broad and Chestnut Street
           P.O. Box 7618
           Philadelphia, PA 19101


        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C)
    and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:


           SEI Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:


           SEI Investments Management Corporation
           Oaks, PA 19456



           Weiss, Peck & Greer L.L.C.
           One New York Plaza
           New York, NY 10004



           Morgan Grenfell Capital Management
           Incorporated
           885 Third Avenue, 32nd Floor
           New York, NY 19102


           Standish, Ayer & Wood, Inc.
           One Financial Center, Suite 26
           Boston, MA 02111

ITEM 31.  MANAGEMENT SERVICES:

    None

ITEM 32.  UNDERTAKINGS:

    Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months from the later of the effective date of the New York Intermediate-Term Municipal Portfolio or, with respect to such Portfolio's the commencement of operations.

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Tax Exempt Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 16th day of December, 1997.


                                SEI TAX EXEMPT TRUST

                                By:               /s/ DAVID G. LEE
                                     -----------------------------------------
                                                    David G. Lee
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              *
------------------------------  Trustee                      December 16, 1997
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                      December 16, 1997
       William M. Doran

              *
------------------------------  Trustee                      December 16, 1997
       F. Wendell Gooch

              *
------------------------------  Trustee                      December 16, 1997
       Frank E. Morris

              *
------------------------------  Trustee                      December 16, 1997
       Robert A. Nesher

              *
------------------------------  Trustee                      December 16, 1997
       James M. Storey

       /s/ DAVID G. LEE
------------------------------  President & Chief            December 16, 1997
         David G. Lee             Executive Officer

        /s/ MARK NAGLE
------------------------------  Controller, Chief            December 16, 1997
          Mark Nagle              Financial Officer




*By:      /s/ DAVID G. LEE
      -------------------------
            David G. Lee,
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


    EXHIBIT
----------------
EX-99.B1a         Registrant's Declaration of Trust is filed herewith.
EX-99.B1b         Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is filed herewith.
EX-99.B1c         Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is filed herewith.
EX-99.B1d         Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is filed herewith.
EX-99.B1e         Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is filed herewith.
EX-99.B1f         Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is filed herewith.
EX-99.B1g         Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is filed herewith.
EX-99.B1h         Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is filed herewith.

EX-99.B2a         Registrant's By-Laws are filed herewith.

EX-99.B2b         Amended By-Laws are filed herewith.

EX-99.B3          Not Applicable.

EX-99.B4          Not Applicable.

EX-99.B5a         Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is filed herewith.

EX-99.B5b         Investment Advisory Agreement with Bessemer Trust Company as filed with Post Effective
                    Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5c         Investment Advisory Agreement with First National Bank in Wichita (now INTRUST Bank, NA in Wichita) as filed with Post Effective Amendment No. 29 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 28, 1990.

EX-99.B5d         Investment Advisory Agreement with Woodbridge Capital Management, Inc. as filed with
                    Post Effective Amendment No. 35 to Registrant's Registration on Form N-1A (File No.
                    2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5e         Investment Advisory Agreement with State Street Bank and Trust Company as filed with
                    Post Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A
                    (File No. 2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5f         Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. as filed with Post Effective Amendment No. 32 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).

EX-99.B5g         Schedule G, dated December 10, 1993, to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. (adding Intermediate-Term Municipal, California Intermediate-Term
                    Municipal, and New York Intermediate-Term Municipal Portfolios) is filed herewith.

    EXHIBIT
----------------
EX-99.B5h         Schedule H, dated March 8, 1994, to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. (adding Institutional Tax Free, Pennsylvania Tax Free, California
                    Tax Exempt, Bainbridge and Tax Free Portfolios) is filed herewith.

EX-99.B5i         Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is filed herewith.

EX-99.B5j         Investment Advisory Agreement with SEI Financial Management Corporation, is filed herewith.

EX-99.B5k         Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc, is filed herewith.

EX-99.B6          Distribution Agreement is filed herewith.

EX-99.B7          Not Applicable.

EX-99.B8          Custodian Agreement is filed herewith.

EX-99.B9a         Management Agreement is filed herewith.

EX-99.B9b         Schedule E dated August 5, 1992 to Management Agreement as filed with Post Effective
                    Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                    Massachusetts Intermediate-Term Municipal Portfolio).

EX-99.B9c         Schedule F dated August 5, 1992 to Management Agreement as filed with Post Effective
                    Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                    Bainbridge Tax Exempt Portfolio).

EX-99.B9d         Schedule G, dated October 29, 1993, to Management Agreement (adding Pennsylvania Tax
                    Free Portfolio) is filed herewith.

EX-99.B9e         Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                    Intermediate-Term Municipal Portfolio) is filed herewith.

EX-99.B9f         Schedule I, dated October 29, 1993, to Management Agreement (adding California
                    Intermediate-Term Municipal Portfolio) is filed herewith.

EX-99.B9g         Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources, is filed herewith.

EX-99.B10         Opinion and Consent of Counsel is filed herewith.

EX-99.B11         Consent of Independent Public Accountants is filed herewith.

EX-99.B12         Not Applicable.

EX-99.B13         Not Applicable.

EX-99.B14         Not Applicable.

EX-99.B15a        Distribution Plan is filed herewith.

EX-99.B15b        Distribution Plan for Kansas Tax Free Income Portfolio Class B as filed with Post
                    Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange Commission on October 9, 1990.

EX-99.B15c        Distribution Plan for Class D shares (formerly ProVantage Funds), is filed herewith.

    EXHIBIT
----------------
EX-99.B15d        Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                    Institutional Tax Free Portfolio is filed herewith.

EX-99.B15e        Amended and Restated Class D Distribution Plan is incorporated herein by reference to
                    Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A
                    (File No. 2-76990) filed with the Securities and Exchange Commission on December 23,
                    1996.

EX-99.B15f        Class G Distribution Plan is incorporated herein by reference to Post-Effective
                    Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 23, 1996.

EX-99.B16         Performance Quotation Computation is filed herewith.

EX-99.B18a        Rule 18f-3 Plan is incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on October 30, 1995.

EX-99.B18b        Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on December 23, 1996.

EX-99.B24         Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran, F. Wendell
                    Gooch, Frank E. Morris, James M. Storey, David G. Lee and George J. Sullivan, Jr., are
                    filed herewith.

EX-99.B27.1a      Tax Free Portfolio Class A

EX-99.B27.1b      Tax Free Portfolio Class D

EX-99.B27.2a      Institutional Tax Free Portfolio Class A

EX-99.B27.2b      Institutional Tax Free Portfolio Class B

EX-99.B27.2c      Institutional Tax Free Portfolio Class C

EX-99.B27.3a      California Tax Exempt Portfolio Class A

EX-99.B27.3b      California Tax Exempt Portfolio CNI Class

EX-99.B27.4       Intermediate Term Municipal Portfolio Class A

EX-99.B27.5       Pennsylvania Municipal Bond Portfolio

EX-99.B27.6       Pennsylvania Tax Free Money Market Portfolio Class A